UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Strategic Bond Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's performance during 2004 was driven primarily by good results from its investments in the emerging markets and U.S. high-yield corporate bonds, as well as by favorable movements in foreign currency exchange rates.

      The Fund's relatively heavy exposure to emerging-market bonds contributed positively to performance. We focused primarily on nations that either are reducing their external debt or making the transition from high rates of inflation to lower ones. For example, debt securities from Brazil proved particularly beneficial as the nation reformed its financial system and achieved a lower rate of inflation after many years of sharply rising prices. At the same time, Brazil's economy has benefited from greater global demand for basic materials. In another example, Russia has continued to emerge as a major force in the global oil industry, and has used some of the proceeds from its oil revenues to pay down its debt, instilling greater confidence among investors and rating agencies.

      The Fund's investments in the foreign currencies of major industrialized regions, including the euro and yen, fared well when the U.S. dollar weakened. We believe that the U.S. current account deficit and a ballooning U.S. federal budget deficit were important factors in the U.S. dollar's decline. In anticipation of the declining U.S. dollar, we increased the Fund's exposure to foreign bonds denominated in local currencies. As a result, the Fund achieved attractive returns from securities issued by the governments of Brazil, Russia and Turkey.

      Among high-yield corporate bonds, results were particularly strong early in the reporting period, when bonds in the "triple-C" range produced higher returns than more highly rated securities. The Fund especially benefited from its investments in the high-yield debt of companies in the telecommunications, energy, retail and basic materials industries. Later in the reporting period, however, we shifted our focus to corporate bonds with credit ratings in the "double-B" range, which historically have tended to perform well in the later stages of the credit cycle. However, we may have made this move too soon, because returns from bonds in this rating category continued to lag behind their lower-rated counterparts.

      Although the Fund's holdings of U.S. government securities contributed less positively than other areas, the Fund nonetheless benefited from its emphasis on mortgage-backed securities within the sector. Mortgage-backed securities from federal agencies fared better than U.S. Treasury securities as interest rates rose and fewer homeowners refinanced their mortgages.

      However, the Fund's performance was hindered by its duration positioning, or, a measure of how long its bonds would be repaid by their coupon payments and returns of principal, on average. Generally, the higher the duration, the greater a bond's price volatility. For much of the reporting period, we sought to limit the Fund's duration. While this stance helped preserve value during periodic market declines, it limited the Fund's participation in market rallies and was primarily responsible for producing returns than lagged behind industry averages for the reporting period overall.

      We have continued to maintain the Fund's average duration in a relatively short position in anticipation of higher interest rates. In addition, we have attempted to reduce the Fund's exposure to credit risk by focusing on "double-B" rated high-yield securities and better-quality bonds from the emerging markets.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2004. In the case of Non-Service shares, performance is measured over a ten fiscal year period. In the case of Service shares, performance is measured from inception of the class on March 19, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and to the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign governments. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


            4 | OPPENHEIMER STRATEGIC BOND FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Strategic Bond Fund/VA (Non-Service)
Lehman Brothers Aggregate Bond Index
Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic                                Citigroup
                          Bond Fund/VA           Lehman Brothers        World Government
                          (Non-Service)         Aggregate Bond Index        Bond Index
12/31/1994                   10,000                   10,000                  10,000
03/31/1995                   10,175                   10,504                  11,093
06/30/1995                   10,775                   11,144                  11,685
09/30/1995                   11,070                   11,363                  11,562
12/31/1995                   11,533                   11,847                  11,904
03/31/1996                   11,721                   11,637                  11,680
06/30/1996                   12,010                   11,704                  11,728
09/30/1996                   12,476                   11,920                  12,048
12/31/1996                   12,925                   12,278                  12,335
03/31/1997                   12,919                   12,209                  11,824
06/30/1997                   13,437                   12,657                  12,183
09/30/1997                   13,888                   13,078                  12,338
12/31/1997                   14,050                   13,463                  12,363
03/31/1998                   14,401                   13,672                  12,460
06/30/1998                   14,514                   13,992                  12,708
09/30/1998                   14,203                   14,583                  13,767
12/31/1998                   14,457                   14,632                  14,256
03/31/1999                   14,477                   14,560                  13,705
06/30/1999                   14,477                   14,432                  13,233
09/30/1999                   14,507                   14,530                  13,833
12/31/1999                   14,866                   14,512                  13,647
03/31/2000                   15,030                   14,832                  13,671
06/30/2000                   15,127                   15,091                  13,651
09/30/2000                   15,290                   15,546                  13,293
12/31/2000                   15,257                   16,199                  13,864
03/31/2001                   15,567                   16,691                  13,442
06/30/2001                   15,443                   16,785                  13,232
09/30/2001                   15,339                   17,559                  14,178
12/31/2001                   15,997                   17,567                  13,727
03/31/2002                   16,247                   17,584                  13,506
06/30/2002                   16,323                   18,233                  15,079
09/30/2002                   16,398                   19,069                  15,662
12/31/2002                   17,188                   19,369                  16,403
03/31/2003                   17,802                   19,638                  16,912
06/30/2003                   18,887                   20,130                  17,569
09/30/2003                   19,450                   20,100                  17,916
12/31/2003                   20,294                   20,164                  18,849
03/31/2004                   20,699                   20,700                  19,200
06/30/2004                   20,318                   20,194                  18,561
09/30/2004                   21,038                   20,839                  19,170
12/31/2004                   22,054                   21,038                  20,800

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/04
1-Year 8.67%         5-Year 8.21%        10-Year 8.23%



SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Strategic Bond Fund/VA (Non-Service)
Lehman Brothers Aggregate Bond Index
Citigroup World Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic                                Citigroup
                          Bond Fund/VA            Lehman Brothers        World Government
                            (Service)           Aggregate Bond Index        Bond Index
03/19/2001                   10,000                   10,000                  10,000
03/31/2001                    9,914                   10,000                  10,000
06/30/2001                    9,871                   10,056                   9,843
09/30/2001                    9,784                   10,520                  10,548
12/31/2001                   10,194                   10,525                  10,212
03/31/2002                   10,326                   10,535                  10,047
06/30/2002                   10,373                   10,924                  11,218
09/30/2002                   10,419                   11,425                  11,652
12/31/2002                   10,910                   11,604                  12,203
03/31/2003                   11,287                   11,766                  12,582
06/30/2003                   11,960                   12,060                  13,070
09/30/2003                   12,284                   12,043                  13,328
12/31/2003                   12,782                   12,081                  14,022
03/31/2004                   13,022                   12,402                  14,284
06/30/2004                   12,786                   12,099                  13,808
09/30/2004                   13,231                   12,485                  14,261
12/31/2004                   13,860                   12,605                  15,473

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/04
1-Year 8.43%         5-Year N/A        Since Inception (3/19/01) 9.01%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


            5 | OPPENHEIMER STRATEGIC BOND FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                                   BEGINNING     ENDING       EXPENSES
                                   ACCOUNT       ACCOUNT      PAID DURING
                                   VALUE         VALUE        6 MONTHS ENDED
                                   (7/1/04)      (12/31/04)   DECEMBER 31, 2004
--------------------------------------------------------------------------------
Non-Service shares Actual          $ 1,000.00    $ 1,085.40   $ 3.83
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00      1,021.47     3.72
--------------------------------------------------------------------------------
Service shares Actual                1,000.00      1,084.00     5.15
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00      1,020.21     4.99

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS                   EXPENSE RATIOS
--------------------------------------
Non-Service shares          0.73%
--------------------------------------
Service shares              0.98


            6 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------
                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%
--------------------------------------------------------------------------------
Arbor I Ltd., Catastrophe
Linked Nts.,
Series 2004-4, 16.49%, 3/15/06 1                 $     250,000   $       253,774
--------------------------------------------------------------------------------
Bank One Auto Securitization
Trust, Automobile Receivable
Certificates,
Series 2003-1, Cl. A2,
1.29%, 8/21/06                                         212,619           212,242
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2004-A, Cl. A2,
1.88%, 10/25/06                                        716,519           714,221
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%,
1/15/09                                                740,000           739,075
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2003-C, Cl. AF1,
2.14%, 7/25/18                                          71,469            71,389
Series 2004-A, Cl. AF1,
2.03%, 6/25/19                                         136,318           135,794
Series 2004-D, Cl. AF1,
2.98%, 4/25/20 2                                       338,237           337,140
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3,
3.44%, 4/25/23                                         109,997           110,004
Series 2003-1, Cl. 1A3,
3.14%, 7/25/23                                         302,706           302,548
Series 2003-4, Cl. 1A1,
2.538%, 9/25/17 1                                       53,909            53,938
Series 2003-4, Cl. 1A2,
2.138%, 7/25/18                                        280,000           279,060
Series 2004-1, Cl. 2A1,
2.528%, 9/25/21 1                                      486,551           486,864
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4,
4.24%, 9/15/08                                         152,203           153,155
Series 2003-B, Cl. A2,
1.28%, 3/15/06                                          58,362            58,330
--------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2,
2.66%, 11/20/06 2                                      550,000           547,659
--------------------------------------------------------------------------------
CIT Group Home Equity Loan
Trust, Home Equity Loan
Asset-Backed Certificates,
Series 2003-1, Cl. A2, 2.35%,
4/20/27                                                292,505           291,952


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Citibank Credit Card Issuance
Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3,
4.40%, 5/15/07                                   $     530,000   $       533,661
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1,
2.518%, 5/25/33 1                                       32,335            32,356
Series 2003-3, Cl. AF1,
2.538%, 8/25/33 1                                      144,250           144,346
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates,
Series 2002-B, Cl. FX,
10.421%, 3/22/07 2                                     500,000           514,941
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan
Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                  177,134           177,116
Series 2003-B, Cl. A2, 1.61%, 7/10/06                  561,254           560,311
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                 600,000           598,561
Series 2004-C, Cl. A2, 2.62%, 6/8/07                 1,040,000         1,036,808
--------------------------------------------------------------------------------
Embarcadero Aircraft
Securitization Trust, Airplane
Receivable Nts., Series 2000-A,
Cl. B, 0.678%, 8/15/25 2,3,4                         1,820,063               569
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2004-A,
Cl. A2, 2.13%, 10/15/06                              1,120,000         1,115,639
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle
Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                  389,176           387,801
--------------------------------------------------------------------------------
Honda Auto Receivables
Owner Trust, Automobile
Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                  419,992           419,289
Series 2003-4, Cl. A2, 1.58%, 7/17/06                  524,914           523,743
--------------------------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2,
1.56%, 12/18/06                                        192,376           191,996
--------------------------------------------------------------------------------
M&I Auto Loan Trust,
Automobile Loan Certificates:
Series 2002-1, Cl. A3,
2.49%, 10/22/07                                        229,259           229,227
Series 2003-1, Cl. A2, 1.60%, 7/20/06                  371,164           370,628
--------------------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2,
1.50%, 2/15/07                                         431,428           429,910


            7 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
NC Finance Trust, Collateralized
Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 2                       $      66,744   $        17,812
--------------------------------------------------------------------------------
Nissan Auto Lease Trust,
Automobile Lease Obligations:
Series 2003-A, Cl. A2,
1.69%, 12/15/05                                         35,559            35,559
Series 2004-A, Cl. A2,
2.55%, 1/15/07                                         480,000           479,674
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4,
4.28%, 10/16/06                                        120,752           121,361
Series 2003-B, Cl. A3,
1.51%, 8/15/07                                         125,776           124,783
Series 2004-A, Cl. A2,
1.40%, 7/17/06                                         499,348           497,341
--------------------------------------------------------------------------------
Option One Mortgage Loan
Trust, Home Equity Mtg.
Obligations, Series 2004-3, Cl. A2,
2.568%, 11/25/34 1,2                                   326,595           326,805
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust, Home Equity
Pass-Through Certificates,
Series 2004-5, Cl. A F2,
3.735%, 11/10/34 2                                     200,000           199,334
--------------------------------------------------------------------------------
Sequoia Capital Ltd.,
Catastrophe Nts.,
Series 2004-2, 7.24%, 3/15/05 1                        250,000           249,931
--------------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile
Mtg.-Backed Obligations:
Series 2002-B, Cl. A3,
3.76%, 6/15/06                                          38,998            39,054
Series 2003-B, Cl. A2,
1.43%, 2/15/06                                         162,898           162,799
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3,
2.41%, 10/16/06                                        102,245           102,242
Series 2004-1, Cl. A2,
1.43%, 9/15/06                                       1,196,193         1,192,385
Series 2004-2, Cl. A2,
2.41%, 2/15/07                                         610,000           608,073
Series 2004-3, Cl. A2,
2.79%, 6/15/07                                         490,000           489,033
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                         640,000           637,075


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2,
1.11%, 12/20/05                                  $      73,599   $        73,574
Series 2003-2, Cl. A2,
1.55%, 6/20/06                                         283,939           283,387
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2,
2.40%, 5/21/07                                         460,000           458,107
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B,
2.94%, 9/25/18                                         946,271           941,898
--------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2A,
1.40%, 4/15/06                                         383,197           382,479
Series 2003-1, Cl. A3B,
1.99%, 5/15/07                                         220,000           218,151
Series 2004-1, Cl. A2A,
2.59%, 5/15/07                                         620,000           617,718
                                                                 ---------------
Total Asset-Backed Securities
(Cost $22,179,442)                                                    20,272,622

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.7%
--------------------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-D4, Cl. B1,
7.525%, 4/14/29                                        375,000           433,282
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2004-6, Cl. A3,
4.512%, 12/10/42                                       560,000           560,000
--------------------------------------------------------------------------------
Bank of America Mortgage
Securities, Inc., Collateralized
Mtg. Obligations Pass-Through
Certificates:
Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                         982,015         1,003,277
Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                         785,464           816,147
Series 2004-E, Cl. 2A9,
3.712%, 6/25/34                                        497,824           498,138
Series 2004-G, Cl. 2A1,
2.469%, 8/25/34                                        368,414           367,688
--------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-
Backed Nts.,
Series 2003-EF1, Cl. A2,
1.49%, 12/20/05                                         38,995            39,003


            8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1,
2.598%, 10/25/34 1                               $     765,604   $       766,485
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 1/1/35 5                                         9,609,000         9,542,938
5.50%, 1/1/35 5                                      3,040,000         3,088,452
6%, 9/1/24                                           3,647,046         3,792,091
7%, 3/1/31-11/1/34                                   4,646,138         4,926,953
11%, 11/1/14                                            63,381            69,407
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Pass-Through Participation
Certificates, Series 151, Cl. F,
9%, 5/15/21                                            108,068           108,128
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                     145,350           146,508
Series 2055, Cl. ZM, 6.50%, 5/15/28                    366,469           381,155
Series 2080, Cl. Z, 6.50%, 8/15/28                     227,788           234,885
Series 2387, Cl. PD, 6%, 4/15/30                       491,475           509,443
Series 2466, Cl. PD, 6.50%, 4/15/30                    139,825           140,498
Series 2498, Cl. PC, 5.50%, 10/15/14                    60,326            60,843
Series 2500, Cl. FD, 2.903%, 3/15/32 1                 138,846           139,391
Series 2526, Cl. FE, 2.803%, 6/15/29 1                 170,408           171,021
Series 2551, Cl. FD, 2.803%, 1/15/33 1                 136,801           137,739
Series 2551, Cl. TA, 4.50%, 2/15/18                     59,590            59,552
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, (1.91)%, 7/1/26 6                   430,500            79,803
Series 192, Cl. IO, 3.27%, 2/1/28 6                    112,605            20,926
Series 200, Cl. IO, 2.89%, 1/1/29 6                    137,998            26,456
Series 205, Cl. IO, (0.22)%, 9/1/29 6                  648,115           121,500
Series 208, Cl. IO, (29.18)%, 6/1/30 6                 741,029           136,045
Series 2074, Cl. S, 11.86%, 7/17/28 6                  144,882            18,659
Series 2079, Cl. S, 10.47%, 7/17/28 6                  225,939            29,433
Series 2526, Cl. SE, 17.17%, 6/15/29 6                 318,589            25,898
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 1/1/20 5                                      3,175,000         3,165,078
5%, 1/1/20-1/1/35 5                                  5,784,000         5,802,086
5.50%, 3/1/33-1/1/34                                 5,067,193         5,150,261
5.50%, 1/1/35 5                                     15,257,000        15,490,615
6%, 9/1/24                                           1,095,238         1,139,933
6%, 1/1/35 5                                         5,145,000         5,320,249
6.50%, 5/1/29-10/1/30                                  349,551           367,350
6.50%, 1/1/35 5                                      5,741,000         6,020,874
7%, 12/1/23-8/1/34                                  11,386,535        12,074,521
7%, 8/1/28-1/1/35 5                                  4,961,590         5,258,944
7.50%, 8/1/25-2/1/27                                   303,017           325,469
8.50%, 7/1/32                                           30,386            33,011


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27               $     134,095   $       134,735
Trust 2001-50, Cl. NE, 6%, 8/25/30                     263,368           267,008
Trust 2001-70, Cl. LR, 6%, 9/25/30                     257,913           262,970
Trust 2001-72, Cl. NH, 6%, 4/25/30                     206,421           211,102
Trust 2001-74, Cl. PD, 6%, 5/25/30                      87,676            88,865
Trust 2002-50, Cl. PD, 6%, 9/25/27                     143,345           143,441
Trust 2002-77, Cl. WF,
2.81%, 12/18/32 1                                      219,585           220,883
Trust 2002-94, Cl. MA,
4.50%, 8/25/09                                         389,325           390,178
Trust 2003-81, Cl. PA, 5%, 2/25/12                     110,657           111,064
Trust 2004-101, Cl. BG, 5%, 1/25/20                    630,000           635,513
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 319, Cl. 2, (3.08)% 2/1/32 6                     280,066            53,832
Trust 2002-28, Cl. SA,
12.58%, 4/25/32 6                                      171,247            17,021
Trust 2002-38, Cl. SO,
19.60%, 4/25/32 6                                      941,721            75,715
Trust 2002-48, Cl. S,
10.91%, 7/25/32 6                                      274,141            28,629
Trust 2002-52, Cl. SL,
11.27%, 9/25/32 6                                      172,075            18,084
Trust 2002-56, Cl. SN,
13.38%, 7/25/32 6                                      376,704            39,455
Trust 2002-77, Cl. IS,
15.90%, 12/18/32 6                                   1,604,414           169,157
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 214, Cl. 2, 1.30%, 3/1/23 6                    1,743,262           332,038
Trust 221, Cl. 2, (1.23)%, 5/1/23 6                    197,058            38,107
Trust 240, Cl. 2, 3.35%, 9/1/23 6                      340,010            64,752
Trust 301, Cl. 2, (3.70)%, 4/1/29 6                    841,291           159,680
Trust 313, Cl. 2, (29.08)%, 7/1/31 6                   930,965           179,140
Trust 321, Cl. 2, (3.53)%, 3/1/32 6                  1,238,418           246,105
Trust 324, Cl. 2, (9.92)%, 6/1/32 6                  2,154,476           438,653
Trust 333, Cl. 2, 2.31%, 3/1/33 6                      817,230           176,743
Trust 2001-63, Cl. SD,
17.40%, 12/18/31 6                                     295,586            31,275
Trust 2001-68, Cl. SC,
13.63%, 11/25/31 6                                     217,386            23,651
Trust 2001-81, Cl. S,
13.68%, 1/25/32 6                                      297,295            36,260
Trust 2002-9, Cl. MS,
10.62%, 3/25/32 6                                      367,130            40,046
Trust 2002-77, Cl. SH,
21.15%, 12/18/32 6                                     371,337            37,605


            9 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates,
Series 1997-CHL1, Cl. D,
7.863%, 4/29/39 1,2                              $     350,000   $       356,617
--------------------------------------------------------------------------------
First Union National Bank/
Lehman Brothers/Bank of
America Commercial Mtg. Trust,
Pass-Through Certificates,
Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                        360,000           387,274
--------------------------------------------------------------------------------
GE Capital Commercial
Mortgage Corp.,
Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2,
4.433%, 7/10/39                                        390,000           395,179
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc.,
Commercial Mtg. Obligations,
Series 2004-C3, Cl. A4,
4.547%, 12/10/41                                       360,000           360,947
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                        294,379           311,620
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 1998-C1, Cl. F,
7.089%, 5/15/30 1                                    1,800,000         1,883,750
--------------------------------------------------------------------------------
Government National
Mortgage Assn.:
4.625%, 11/20/25 1                                      18,008            18,430
7%, 3/15/28-7/15/28                                  1,148,877         1,223,374
7.50%, 2/15/27                                         158,177           170,305
8%, 11/15/25-5/15/26                                   148,485           161,741
--------------------------------------------------------------------------------
Government National
Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA,
8.73%, 3/16/28 6                                       275,939            33,487
Series 1998-19, Cl. SB,
10.70%, 7/16/28 6                                      461,648            60,289
Series 2001-21, Cl. SB,
14.94%, 1/16/27 6                                    2,222,960           212,607
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1,
3.659%, 10/10/28                                       407,183           402,757
Series 2004-GG2, Cl. A3,
4.602%, 8/10/38                                        250,000           255,071


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust,
Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1,
4.593%, 12/25/34 1,2                             $   1,176,093   $     1,177,713
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1,
6%, 7/25/34                                          1,125,260         1,161,934
--------------------------------------------------------------------------------
Mastr Seasoned Securities Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. PT65,
6.50%, 12/1/34 5                                     1,625,000         1,673,496
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D,
7.545%, 6/15/21 1                                      165,632           169,720
--------------------------------------------------------------------------------
Morgan Stanley Capital I Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F,
7.472%, 2/15/28 1,7                                    162,744           150,727
Series 1997-XL1, Cl. G,
7.695%, 10/3/30                                        390,000           258,472
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                         420,000           454,560
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co.
II LLC, Commercial Mtg.
Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                        556,000           640,926
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 1996-B, Cl. 1,
4.357%, 4/25/26 1,2                                      5,768             5,325
Series 1996-C1, Cl. F,
8.384%, 1/20/28 1,2                                  1,000,000           823,125
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized
Mtg. Pass-Through Certificates,
Series 2003-AR12, Cl. A2,
2.446%, 2/25/34 1                                        9,652             9,658
--------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2 A1,
4.548%, 1/25/35                                      1,290,000         1,292,116
Series 2004-N, Cl. A10,
3.803%, 8/25/34 2                                      966,317           969,495
Series 2004-W, Cl. A2,
4.635%, 11/25/34 1                                     575,342           576,930
                                                                 ---------------
Total Mortgage-Backed
Obligations (Cost $109,143,597)                                      108,869,487


            10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.8%
--------------------------------------------------------------------------------
Federal Home Loan Bank
Unsec. Bonds, 2.75%, 10/15/06                    $   5,135,000   $     5,096,575
--------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp. Nts.,
3.75%, 7/15/09 [EUR]                                 1,090,000         1,521,140
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts., 6.875%, 9/15/10                         4,420,000         5,051,901
--------------------------------------------------------------------------------
Federal National
Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                       1,390,000         1,386,226
2.50%, 6/15/06                                       1,325,000         1,313,765
3.01%, 6/2/06                                        1,400,000         1,394,277
4.25%, 7/15/07                                       6,465,000         6,604,437
6.625%, 9/15/09                                      8,000,000         8,941,696
7.25%, 1/15/10-5/15/30                               5,765,000         6,733,930
--------------------------------------------------------------------------------
Resolution Funding Corp. Federal
Book Entry Principal Strips,
5.85%, 1/15/21 8                                     1,220,000           535,562
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                         330,000           411,820
Series A, 6.79%, 5/23/12                             9,663,000        11,143,024
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                       1,034,000         1,119,467
7.25%, 5/15/16                                       1,670,000         2,090,893
8.875%, 8/15/17 9                                    1,630,000         2,310,398
9.25%, 2/15/16                                         208,000           296,977
STRIPS, 4.20%, 2/15/11 8                               900,000           708,919
STRIPS, 4.60%, 2/15/16 8                               491,000           295,829
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06-10/31/06                             14,025,000        13,903,978
2.75%, 8/15/07 10,11                                   525,000           519,401
2.75%, 7/31/06 9                                     3,839,000         3,827,756
                                                                 ---------------
Total U.S. Government
Obligations (Cost $75,011,468)                                        75,207,971

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--29.9%
--------------------------------------------------------------------------------
ARGENTINA--0.8%
Argentina (Republic of) Bonds:
1.98%, 8/3/12 1                                      6,465,000         5,438,849
2.352%, 5/3/05 1                                        56,000            55,064
Series PRE8, 2%, 1/3/10 2,3,4 [ARP]                  1,980,000           997,161
Series PR12, 2%, 1/3/16 2,3,4 [ARP]                  1,335,300           574,999
--------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds,
3/31/23 2,3,4                                          260,000           146,900
--------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds,
Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 2,3,4 [ARP]                         59,785            24,123
                                                                 ---------------
                                                                       7,237,096
--------------------------------------------------------------------------------
AUSTRALIA--0.8%
Queensland Treasury Corp.
Unsec. Nts., Series 09G,
6%, 7/14/09 [AUD]                                    8,300,000         6,670,330



                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
AUSTRIA--0.9%
Austria (Republic of) Bonds,
6.25%, 7/15/27 [EUR]                                 3,480,000   $     6,113,012
--------------------------------------------------------------------------------
Austria (Republic of) Nts.,
Series 98-1, 5%, 1/15/08 [EUR]                       1,095,000         1,586,512
                                                                 ---------------
                                                                       7,699,524

--------------------------------------------------------------------------------
BELGIUM--1.4%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                      540,000           806,734
Series 19, 6.50%, 3/31/05 [EUR]                      1,180,000         1,620,114
Series 26, 6.25%, 3/28/07 [EUR]                      2,170,000         3,184,063
Series 28, 5.75%, 3/28/08 [EUR]                        755,000         1,120,134
Series 32, 3.75%, 3/28/09 [EUR]                      2,905,000         4,070,238
Series 35, 5.75%, 9/28/10 [EUR]                      1,050,000         1,616,175
                                                                 ---------------
                                                                      12,417,458

--------------------------------------------------------------------------------
BRAZIL--2.2%
Brazil (Federal Republic of) Bonds:
8.875%, 10/14/19                                     1,030,000         1,088,195
10.50%, 7/14/14                                        725,000           860,938
Series 15 yr., 3.125%, 4/15/09 1                        13,236            13,170
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt
Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                          7,252,993         7,429,785
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts.,
12%, 4/15/10                                         4,015,000         4,978,600
--------------------------------------------------------------------------------
Brazil (Federal Republic of)
Unsec. Unsub. Bonds:
10%, 8/7/11                                            760,000           884,640
11%, 8/17/40                                         1,905,000         2,262,664
Cl. B, 8.875%, 4/15/24                                 958,000           996,320
                                                                 ---------------
                                                                      18,514,312

--------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                         800,000         1,004,000
8.25%, 1/15/15 7                                       800,000         1,004,000
                                                                 ---------------
                                                                       2,008,000

--------------------------------------------------------------------------------
COLOMBIA--0.5%
Colombia (Republic of) Nts.,
11.75%, 3/1/10 [COP]                             3,755,000,000         1,640,708
--------------------------------------------------------------------------------
Colombia (Republic of) Unsec.
Unsub. Bonds, 8.375%, 2/15/27                          615,000           599,625
--------------------------------------------------------------------------------
Colombia (Republic of) Unsec.
Unsub. Nts., 11.375%, 1/31/08 [EUR]                  1,125,000         1,829,100
                                                                 ---------------
                                                                       4,069,433

--------------------------------------------------------------------------------
DENMARK--0.3%
Denmark (Kingdom of) Nts.,
4%, 8/15/08 [DKK]                                   12,375,000         2,344,727
--------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds,
Series REGS, 9.04%, 1/23/13                            720,000           610,200


            11 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ECUADOR--0.2%
Ecuador (Republic of) Unsec.
Bonds, 8%, 8/15/30 1                             $   1,810,000   $     1,570,175
--------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds,
7.625%, 9/21/34 7                                      590,000           610,650
--------------------------------------------------------------------------------
FINLAND--0.0%
Finland (Republic of) Sr. Unsec.
Unsub. Bonds, 2.75%, 7/4/06 [EUR]                      220,000           300,721
--------------------------------------------------------------------------------
FRANCE--2.2%
France (Government of)
Obligations Assimilables du
Tresor Bonds:
5.50%, 10/25/07 [EUR]                                1,080,000         1,577,061
5.50%, 10/25/10 [EUR]                                6,085,000         9,266,867
5.75%, 10/25/32 [EUR]                                3,300,000         5,555,232
--------------------------------------------------------------------------------
France (Government of)
Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                          1,460,000         1,985,308
5 yr., 4.75%, 7/12/07 [EUR]                            120,000           171,593
                                                                 ---------------
                                                                      18,556,061

--------------------------------------------------------------------------------
GERMANY--2.6%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                    2,120,000         2,880,169
5.375%, 1/4/10 [EUR]                                 1,285,000         1,928,635
Series 01, 5%, 7/4/11 [EUR]                          3,685,000         5,494,692
Series 140, 4.50%, 8/17/07 [EUR]                     1,395,000         1,983,756
Series 143, 3.50%, 10/10/08 [EUR]                    7,470,000        10,374,944
                                                                 ---------------
                                                                      22,662,196

--------------------------------------------------------------------------------
GREECE--1.9%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                 1,055,000         1,462,521
4.60%, 5/20/13 [EUR]                                 1,545,000         2,234,250
5.35%, 5/18/11 [EUR]                                 6,735,000        10,152,575
--------------------------------------------------------------------------------
Greece (Republic of) Sr.
Unsub. Bonds, 4.65%, 4/19/07 [EUR]                   1,610,000         2,285,355
                                                                 ---------------
                                                                      16,134,701

--------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                      250,000           295,938
10.25%, 11/8/11                                         95,000           112,456
                                                                 ---------------
                                                                         408,394

--------------------------------------------------------------------------------
IRELAND--0.2%
Ireland (Republic of) Treasury Bonds,
3.25%, 4/18/09 [EUR]                                 1,045,000         1,434,620
--------------------------------------------------------------------------------
ISRAEL--0.1%
United States (Government of) Gtd.
Israel Aid Bonds, 5.50%, 12/4/23                       960,000         1,006,320


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ITALY--1.7%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali,
4%, 3/1/05 [EUR]                                       520,000   $       708,916
Buoni del Tesoro Poliennali,
4.50%, 3/1/07 [EUR]                                  1,150,000         1,626,444
Buoni del Tesoro Poliennali,
5%, 10/15/07 [EUR]                                   5,080,000         7,324,121
Buoni del Tesoro Poliennali,
5%, 2/1/12 [EUR]                                     1,030,000         1,535,690
Buoni del Tesoro Poliennali,
5.25%, 12/15/05 [EUR]                                2,590,000         3,611,989
                                                                 ---------------
                                                                      14,807,160

--------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of)
Past Due Interest Bonds,
3/29/18 2,3,4 [FRF]                                  2,194,500            76,737
--------------------------------------------------------------------------------
JAPAN--2.0%
Japan (Government of) Bonds,
5 yr., Series 14, 0.40%, 6/20/06 [JPY]           1,719,000,000        16,864,301
--------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.2%
Korea (Republic of) Nts.:
4.25%, 6/1/13                                          780,000           749,174
8.875%, 4/15/08                                      1,170,000         1,359,615
                                                                 ---------------
                                                                       2,108,789

--------------------------------------------------------------------------------
MEXICO--0.8%
United Mexican States Bonds:
7.50%, 4/8/33                                          930,000         1,006,725
8.30%, 8/15/31                                         400,000           469,800
Series MI10, 8%, 12/19/13 [MXN]                      9,290,000           745,424
Series M20, 8%, 12/7/23 [MXN]                       23,040,000         1,672,890
--------------------------------------------------------------------------------
United Mexican States Nts.,
7.50%, 1/14/12                                       1,300,000         1,477,450
--------------------------------------------------------------------------------
United Mexican States Unsec.
Unsub. Nts.,
Series 6 BR, 6.75%, 6/6/06 [JPY]                   155,000,000         1,649,078
                                                                 ---------------
                                                                       7,021,367

--------------------------------------------------------------------------------
NEW ZEALAND--0.1%
New Zealand (Government of)
Bonds, 7%, 7/15/09 12 [NZD]                            945,000           708,711
--------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria
Gtd. Bonds,
Series WW, 6.25%, 11/15/20                             275,000           258,500
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts.,
Series RC, 5.092%, 1/5/10                              234,574           203,111
                                                                 ---------------
                                                                         461,611


            12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
PANAMA--0.8%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                   $   3,030,000   $     3,166,350
8.125%, 4/28/34                                        805,000           853,300
9.375%, 1/16/23                                      2,215,000         2,569,400
                                                                 ---------------
                                                                       6,589,050

--------------------------------------------------------------------------------
PERU--0.3%
Peru (Republic of) Past Due
Interest Bonds,
Series 20 yr., 5%, 3/7/17 1                          1,760,000         1,698,400
--------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts.,
4.53%, 2/28/16 8                                     1,464,785           884,525
                                                                 ---------------
                                                                       2,582,925

--------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of) Bonds,
8.375%, 2/15/11                                        438,000           439,382
--------------------------------------------------------------------------------
POLAND--1.3%
Poland (Republic of) Bonds:
Series 0K0805, 5.26%, 8/12/05 8 [PLZ]               17,265,000         5,558,069
Series DS0509, 6%, 5/24/09 [PLZ]                    10,840,000         3,604,407
Series DS1013, 5%, 10/24/13 [PLZ]                    4,640,000         1,458,191
Series WS0922, 5.75%, 9/23/22 [PLZ]                  1,000,000           337,184
                                                                 ---------------
                                                                      10,957,851

--------------------------------------------------------------------------------
PORTUGAL--0.7%
Portugal (Republic of)
Obrig Do Tes Medio Prazo Nts.,
4.875%, 8/17/07 [EUR]                                1,620,000         2,324,085
--------------------------------------------------------------------------------
Portugal (Republic of)
Obrig Do Tes Medio Prazo
Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                 2,450,000         3,771,268
                                                                 ---------------
                                                                       6,095,353

--------------------------------------------------------------------------------
RUSSIA--1.3%
Aries Vermoegensverwaltungs
GmbH Credit Linked Nts.,
9.60%, 10/25/14                                      1,950,000         2,410,190
--------------------------------------------------------------------------------
Aries Vermoegensverwaltungs
GmbH Unsub. Nts., Series B,
7.75%, 10/25/09 2 [EUR]                                700,000         1,084,681
--------------------------------------------------------------------------------
Ministry Finance of Russia Debs.,
Series VI, 3%, 5/14/06 2                             1,980,000         1,947,934
--------------------------------------------------------------------------------
Russian Federation Unsec.
Unsub. Bonds, 5%, 3/31/30 1,7                        3,065,000         3,172,275
--------------------------------------------------------------------------------
Russian Federation Unsub. Nts.,
5%, 3/31/30 1                                        2,735,875         2,821,303
                                                                 ---------------
                                                                      11,436,383


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
SOUTH AFRICA--0.4%
South Africa (Republic of) Bonds:
Series R157,
13.50%, 9/15/15 [ZAR]                                7,300,000   $     1,790,648
Series R186,
10.50%, 12/21/26 [ZAR]                               2,960,000           693,472
Series R203,
8.25%, 9/15/17 [ZAR]                                 3,000,000           539,828
Series R204, 8%, 12/21/18 [ZAR]                      3,175,000           560,505
                                                                 ---------------
                                                                       3,584,453

--------------------------------------------------------------------------------
SPAIN--1.6%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado,
5.35%, 10/31/11 [EUR]                                3,695,000         5,630,267
Bonos y Obligacion del Estado,
5.75%, 7/30/32 [EUR]                                 2,530,000         4,247,319
--------------------------------------------------------------------------------
Spain (Kingdom of)
Treasury Bills,
2.10%, 2/18/05 8 [EUR]                               2,730,000         3,700,725
                                                                 ---------------
                                                                      13,578,311

--------------------------------------------------------------------------------
SWEDEN--0.2%
Sweden (Kingdom of) Bonds,
Series 1043, 5%, 1/28/09 [SEK]                      10,760,000         1,733,975
--------------------------------------------------------------------------------
THE NETHERLANDS--0.7%
Netherlands (Kingdom of the)
Bonds:
5%, 7/15/11 [EUR]                                    1,615,000         2,410,536
5.50%, 1/15/28 [EUR]                                 2,340,000         3,779,878
                                                                 ---------------
                                                                       6,190,414

--------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Nts.,
7.25%, 3/15/15                                       3,105,000         3,205,913
--------------------------------------------------------------------------------
UNITED KINGDOM--1.9%
United Kingdom Treasury Nts.,
4%, 3/7/09 [GBP]                                     8,670,000        16,354,251
--------------------------------------------------------------------------------
VENEZUELA--0.8%
Venezuela (Republic of) Nts.:
3.09%, 4/20/11 1                                       750,000           682,500
8.50%, 10/8/14                                       1,285,000         1,365,698
10.75%, 9/13/13                                      4,280,000         5,120,592
                                                                 ---------------
                                                                       7,168,790
                                                                 ---------------
Total Foreign Government
Obligations (Cost $227,294,778)                                      256,220,645


            13 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.6%
--------------------------------------------------------------------------------
Algeria (Republic of) Loan
Participation Nts., 2.183%, 3/4/10 1,2           $     427,167   $       420,759
--------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah
Loan Participation Nts.,
2.636%, 1/25/06 1                                    1,490,000         1,470,779
--------------------------------------------------------------------------------
Indonesia (Republic of)
Rupiah Loan Participation Nts.,
2.636%, 3/21/05 1                                    1,330,000         1,331,530
OAO Gazprom Loan
Participation Nts., 6.50%, 8/4/05 2                  1,520,000         1,552,224
                                                                 ---------------
Total Loan Participations
(Cost $4,679,244)                                                      4,775,292

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
ArvinMeritor, Inc., 8.75% Sr.
Unsec. Unsub. Nts., 3/1/12                             700,000           812,000
--------------------------------------------------------------------------------
Collins & Aikman
Floorcoverings, Inc.,
9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                      200,000           216,000
--------------------------------------------------------------------------------
Cooper Standard
Automotive Group:
7% Sr. Nts., 12/15/12 7                                 90,000            91,800
8.375% Sr. Sub. Nts., 12/15/14 7                       425,000           426,063
--------------------------------------------------------------------------------
Dana Corp.,
10.125% Nts., 3/15/10 2                                200,000           226,716
--------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B,
5/1/09 [EUR]                                           200,000           258,257
9% Sr. Unsec. Sub. Nts.,
Series D, 5/1/09                                       500,000           497,500
--------------------------------------------------------------------------------
Eagle-Picher, Inc.,
9.75% Sr. Nts., 9/1/13                                 300,000           301,500
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The),
7.857% Nts., 8/15/11                                   500,000           510,000
--------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 7                                200,000           191,000
11% Sr. Sub. Nts., 6/15/12                             300,000           250,500
--------------------------------------------------------------------------------
Stoneridge, Inc.,
11.50% Sr. Nts., 5/1/12                                500,000           583,750
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 7                       500,000           522,500
10.25% Sr. Sec. Nts.,
Series B, 7/15/13                                      150,000           177,750
--------------------------------------------------------------------------------
United Components, Inc.,
9.375% Sr. Sub. Nts., 6/15/13                          200,000           218,000
                                                                 ---------------
                                                                       5,283,336


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Apcoa, Inc.,
9.25% Sr. Unsec. Sub. Nts., 3/15/08              $     100,000   $        98,500
--------------------------------------------------------------------------------
Aztar Corp.,
9% Sr. Unsec. Sub. Nts., 8/15/11                       850,000           941,375
--------------------------------------------------------------------------------
Boyd Gaming Corp.,
8.75% Sr. Sub. Nts., 4/15/12                           300,000           335,250
--------------------------------------------------------------------------------
Carrols Corp.,
9% Sr. Sub. Nts., 1/15/13 7                            130,000           135,200
--------------------------------------------------------------------------------
Domino's, Inc.,
8.25% Sr. Unsec. Sub. Nts., 7/1/11                     547,000           600,333
--------------------------------------------------------------------------------
Gaylord Entertainment Co.,
8% Sr. Nts., 11/15/13                                  300,000           325,500
--------------------------------------------------------------------------------
Hilton Hotels Corp.,
7.625% Nts., 12/1/12                                   400,000           468,482
--------------------------------------------------------------------------------
Hollywood Park, Inc.,
9.25% Sr. Unsec. Sub. Nts.,
Series B, 2/15/07                                      325,000           332,313
--------------------------------------------------------------------------------
Intrawest Corp.,
7.50% Sr. Unsec. Nts., 10/15/13                        625,000           667,969
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                        400,000           410,000
9% Sr. Sub. Nts., 3/15/12                              500,000           553,750
--------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc.,
8.875% Sr. Nts., Series B, 5/15/12                     300,000           340,500
--------------------------------------------------------------------------------
La Quinta Properties, Inc.,
7% Sr. Sec. Nts., 8/15/12                              250,000           265,625
--------------------------------------------------------------------------------
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                       650,000           737,750
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                    600,000           679,500
9.75% Sr. Unsec. Sub. Nts., 6/1/07                     350,000           390,250
--------------------------------------------------------------------------------
Mohegan Tribal
Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                          250,000           258,125
8% Sr. Sub. Nts., 4/1/12                               200,000           218,000
--------------------------------------------------------------------------------
NCL Corp.,
10.625% Sr. Nts., 7/15/14 7                            300,000           301,500
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                          200,000           226,250
9.375% Sr. Unsec. Sub. Nts.,
2/15/07                                                800,000           884,000
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts.,
3/15/12                                                700,000           747,250
--------------------------------------------------------------------------------
Premier Cruise Ltd.,
11% Sr. Nts., 3/15/08 2,3,4                            250,000                --
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.,
8.75% Sr. Unsub. Nts., 2/2/11                          300,000           355,875
--------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                       1,234,000         1,255,595
9.625% Sr. Nts., 6/1/14                                 19,000            19,190
9.75% Sr. Nts., 4/15/13                                100,000           102,000


            14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Starwood Hotels &
Resorts Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12                          $     900,000   $     1,032,750
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                     800,000           826,000
9.875% Sr. Unsec. Sub. Nts., 7/1/10                  1,000,000         1,057,500
--------------------------------------------------------------------------------
Sun International Hotels Ltd.,
8.875% Sr. Unsec. Sub. Nts.,
8/15/11                                                700,000           768,250
--------------------------------------------------------------------------------
Universal City Development
Partners Ltd.,
11.75% Sr. Nts., 4/1/10                                500,000           593,125
--------------------------------------------------------------------------------
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts., 2/15/14                           500,000           511,250
--------------------------------------------------------------------------------
Venetian Casino Resort LLC/
Las Vegas Sands, Inc.,
11% Sec. Nts., 6/15/10                                 400,000           458,500
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/
Wynn Las Vegas Capital Corp.,
6.625% Nts., 12/1/14 7                               1,800,000         1,791,000
                                                                 ---------------
                                                                      18,688,457

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Beazer Homes USA, Inc.,
8.375% Sr. Nts., 4/15/12                               400,000           442,000
--------------------------------------------------------------------------------
Blount, Inc.,
8.875% Sr. Sub. Nts., 8/1/12                           350,000           381,500
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts.,
3/15/11                                                400,000           444,000
9.75% Sr. Sub. Nts., 9/15/10                           400,000           486,000
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                         250,000           283,750
9.50% Sr. Unsec. Sub. Nts., 2/15/11                    400,000           442,000
--------------------------------------------------------------------------------
Meritage Corp.,
9.75% Sr. Unsec. Nts., 6/1/11                          350,000           388,500
--------------------------------------------------------------------------------
Sealy Mattress Co.,
8.25% Sr. Sub. Nts., 6/15/14                           450,000           479,250
--------------------------------------------------------------------------------
Standard Pacific Corp.,
9.25% Sr. Sub. Nts., 4/15/12                           200,000           233,000
--------------------------------------------------------------------------------
WCI Communities, Inc.,
9.125% Sr. Sub. Nts., 5/1/12                           300,000           334,500
--------------------------------------------------------------------------------
William Lyon Homes, Inc.,
10.75% Sr. Nts., 4/1/13                                400,000           451,500
--------------------------------------------------------------------------------
Williams Scotsman, Inc.,
9.875% Sr. Unsec. Nts., 6/1/07                         800,000           804,000
                                                                 ---------------
                                                                       5,170,000


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA--3.8%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4               $     350,000   $       327,250
10.25% Sr. Unsec. Nts., 11/1/06 3,4                    400,000           391,000
10.25% Sr. Unsec. Sub. Nts.,
6/15/11 3,4                                            200,000           203,500
10.875% Sr. Unsec. Nts., 10/1/10 3,4                   400,000           398,000
--------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                               600,000           624,000
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                        650,000           650,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                     360,000           373,950
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts.,
1/15/11                                                150,000           160,313
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                       400,000           423,500
--------------------------------------------------------------------------------
Block Communications, Inc.,
9.25% Sr. Sub. Nts., 4/15/09                           400,000           438,000
--------------------------------------------------------------------------------
Carmike Cinemas, Inc.,
7.50% Sr. Sub. Nts., 2/15/14                           500,000           514,375
--------------------------------------------------------------------------------
Charter Communications
Holdings LLC/
Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub.
Disc. Nts., 5/15/11 13                                 925,000           684,500
8.375% Sr. Nts., Second Lien,
4/30/14 7                                            3,450,000         3,657,000
--------------------------------------------------------------------------------
Cinemark USA, Inc.,
9% Sr. Unsec. Sub. Nts., 2/1/13                        300,000           343,875
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75%
Sr. Unsec. Disc. Nts.,
3/15/14 13                                             500,000           380,000
--------------------------------------------------------------------------------
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts., 3/1/12                            300,000           330,750
--------------------------------------------------------------------------------
CSC Holdings, Inc.,
7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                     1,100,000         1,190,750
--------------------------------------------------------------------------------
Dex Media East LLC/
Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                       200,000           228,750
--------------------------------------------------------------------------------
Dex Media West LLC,
5.875% Sr. Nts., 11/15/11 7                            900,000           900,000
--------------------------------------------------------------------------------
Dex Media West LLC/
Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                300,000           335,250
9.875% Sr. Sub. Nts., 8/15/13                          586,000           678,295
--------------------------------------------------------------------------------
Dex Media, Inc.,
8% Unsec. Nts., 11/15/13                             1,350,000         1,468,125
--------------------------------------------------------------------------------
DirecTV Holdings LLC/
DirecTV Financing Co., Inc.,
8.375% Sr. Unsec. Nts., 3/15/13                      1,800,000         2,027,250


            15 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 7                       $     800,000   $       814,000
9.125% Sr. Nts., 1/15/09                             1,075,000         1,187,875
--------------------------------------------------------------------------------
Emmis Operating Co.,
6.875% Sr. Unsec. Sub. Nts.,
5/15/12                                                600,000           630,750
--------------------------------------------------------------------------------
Entravision
Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09                          400,000           429,000
--------------------------------------------------------------------------------
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts., 12/1/10                           619,000           594,240
--------------------------------------------------------------------------------
Insight Midwest LP/
Insight Capital, Inc.,
9.75% Sr. Nts., 10/1/09                                200,000           210,500
--------------------------------------------------------------------------------
Lin Television Corp.,
6.50% Sr. Sub. Nts., 5/15/13                           400,000           413,500
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                          200,000           222,000
--------------------------------------------------------------------------------
Mediacom LLC/
Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13                         769,000           775,729
--------------------------------------------------------------------------------
MediaNews Group, Inc.,
6.375% Sr. Sub. Nts., 4/1/14                           800,000           796,000
--------------------------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23                              625,000           814,644
--------------------------------------------------------------------------------
PanAmSat Corp.,
9% Sr. Nts., 8/15/14 7                               1,000,000         1,121,250
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                   900,000           930,375
8.875% Sr. Unsec. Nts., 5/15/11                         19,000            20,188
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 7                      400,000           477,000
--------------------------------------------------------------------------------
Radio One, Inc.,
8.875% Sr. Unsec. Sub. Nts.,
Series B, 7/1/11                                       600,000           656,250
--------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 7                               800,000           882,000
--------------------------------------------------------------------------------
Rogers Cable, Inc.,
6.75% Sr. Sec.
Second Priority Nts., 3/15/15 7                        250,000           256,875
--------------------------------------------------------------------------------
Shaw Communications, Inc.,
8.54% Debs., 9/30/27 [CAD]                             340,000           283,771
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                     1,050,000         1,120,875
8.75% Sr. Sub. Nts., 12/15/11                          300,000           328,125
--------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09                   800,000           842,000
--------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr.
Sec. Nts., 4/1/09                                      200,000           218,000
--------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 7,13               1,000,000           643,750
6.905% Sr. Nts., 12/15/11 1,7                          400,000           405,000


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
WRC Media, Inc./
Weekly Reader Corp./
CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                   $     500,000   $       478,125
                                                                 ---------------
                                                                      32,280,255

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                        700,000           770,000
9.875% Nts., 10/1/11                                   200,000           238,000
                                                                 ---------------
                                                                       1,008,000

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                              300,000           316,500
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts., 1/15/14 7                        250,000           243,125
--------------------------------------------------------------------------------
AutoNation, Inc.,
9% Sr. Unsec. Nts., 8/1/08                             500,000           573,750
--------------------------------------------------------------------------------
Boise Cascade LLC/
Boise Cascade Finance Corp.,
7.125% Sr. Sub. Nts., 10/15/14 7                       450,000           478,125
--------------------------------------------------------------------------------
Eye Care Centers of America, Inc.,
9.125% Sr. Unsec. Sub. Nts., 5/1/08                    400,000           402,000
--------------------------------------------------------------------------------
Finlay Fine Jewelry Corp.,
8.375% Sr. Unsec. Nts., 6/1/12                         400,000           434,000
--------------------------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11                          300,000           319,500
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11                          200,000           235,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc.,
7.50% Sr. Unsec. Sub. Nts.,
Series B, 5/1/10                                       150,000           156,188
                                                                 ---------------
                                                                       3,158,188

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7                900,000         1,008,000
--------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Nts., 1/15/15 7                              500,000           497,500
12.25% Sr. Nts., 12/15/12                              600,000           670,500
--------------------------------------------------------------------------------
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11                                250,000           269,688
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts.,
5/1/10                                                 200,000           215,500
                                                                 ---------------
                                                                       2,661,188

--------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts., 1/15/12                          300,000           327,375


            16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic &
Pacific Tea Co., Inc. (The),
9.125% Sr. Nts., 12/15/11                        $     419,000   $       394,908
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
8.875% Sr. Unsec. Sub. Nts.,
12/1/11                                                 19,000            20,425
--------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 7                              250,000           265,625
8.50% Sr. Sub. Nts., 8/1/14 7                          600,000           618,000
--------------------------------------------------------------------------------
Real Time Data Co.,
11% Disc. Nts., 5/31/09 2,3,4,14                       142,981                --
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                           450,000           478,125
9.50% Sr. Sec. Nts., 2/15/11                           200,000           220,500
                                                                 ---------------
                                                                       1,997,583

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                         200,000           215,000
--------------------------------------------------------------------------------
Burns Philp Capital Property Ltd.,
9.75% Sr. Unsec. Sub. Nts., 7/15/12                    450,000           497,250
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.,
7.50% Sr. Nts., 11/1/14 2                              150,000           152,625
--------------------------------------------------------------------------------
Del Monte Corp.,
8.625% Sr. Sub. Nts., 12/15/12                         400,000           450,000
--------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                    400,000           396,000
10.75% Sr. Nts., 3/1/10                                460,000           494,500
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                400,000           437,000
8.875% Sr. Unsec. Nts., 3/15/11                        200,000           218,500
--------------------------------------------------------------------------------
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts.,
10/1/11                                                200,000           219,500
--------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 7                          40,000            38,300
8.25% Sr. Sub. Nts., 12/1/13 7                         400,000           383,000
--------------------------------------------------------------------------------
Smithfield Foods, Inc.,
7.625% Sr. Unsec. Sub. Nts.,
2/15/08                                                400,000           430,000
--------------------------------------------------------------------------------
United Biscuits Finance plc,
10.75% Sr. Sub. Nts., 4/15/11 2 [GBP]                  400,000           787,160
                                                                 ---------------
                                                                       4,718,835

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc.,
6% Sr. Sub. Nts., 12/15/12 7                           300,000           306,750
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                               500,000           548,750
9.375% Sr. Unsec. Sub. Nts., 6/1/11                    200,000           214,500
                                                                 ---------------
                                                                       1,070,000


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc.,
7.75% Sr. Unsec. Sub. Nts., 1/15/14              $     175,000   $       186,375
--------------------------------------------------------------------------------
ENERGY--3.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Dresser, Inc.,
9.375% Sr. Sub. Nts., 4/15/11                          300,000           330,000
--------------------------------------------------------------------------------
Hanover Compress Co.,
8.625% Sr. Nts., 12/15/10                              300,000           329,250
--------------------------------------------------------------------------------
Hanover Equipment Trust 2001A,
8.50% Sr. Sec. Nts., Series A, 9/1/08                  500,000           540,000
--------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc.,
6.125% Sr. Nts., 12/1/14 7                             350,000           353,500
--------------------------------------------------------------------------------
Ocean Rig Norway AS,
10.25% Sr. Sec. Nts., 6/1/08                           575,000           595,125
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc.,
9.375% Sr. Nts., 5/1/09                                200,000           220,000
--------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10 2                  400,000           429,000
                                                                 ---------------
                                                                       2,796,875

--------------------------------------------------------------------------------
OIL & GAS--2.8%
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 7                             250,000           258,125
6.875% Sr. Unsec. Nts., 1/15/16                        672,000           707,280
--------------------------------------------------------------------------------
El Paso Corp.,
7.875% Sr. Unsec. Nts., 6/15/12                      1,519,000         1,596,849
--------------------------------------------------------------------------------
El Paso Energy Corp.,
7.625% Nts., 7/15/11                                   200,000           208,000
--------------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                        1,200,000         1,263,000
--------------------------------------------------------------------------------
EXCO Resources, Inc.,
7.25% Sr. Nts., 1/15/11                                400,000           430,000
--------------------------------------------------------------------------------
Forest Oil Corp.,
7.75% Sr. Nts., 5/1/14                                 300,000           327,750
--------------------------------------------------------------------------------
Frontier Oil Corp.,
6.625% Sr. Nts., 10/1/11 7                             200,000           205,000
--------------------------------------------------------------------------------
Gazprom International SA,
7.201% Sr. Unsec. Bonds, 2/1/20                      4,110,000         4,377,376
--------------------------------------------------------------------------------
MarkWest Energy Partners LP/
MarkWest Energy Finance Corp.,
6.875% Sr. Nts., 11/1/14 7                             150,000           153,000
--------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14 7                  600,000           637,500
8.375% Sr. Sub. Nts., 8/15/12                          500,000           562,500
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
8.50% Unsub. Nts., 2/15/08                             420,000           474,600
9.125% Unsec. Unsub. Nts.,
10/13/10                                               610,000           732,915
--------------------------------------------------------------------------------
Plains Exploration & Production Co.,
7.125% Sr. Nts., 6/15/14                               300,000           328,500


            17 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                           $     350,000   $       373,625
9.50% Sr. Nts., 2/1/13                                 900,000         1,048,500
--------------------------------------------------------------------------------
Range Resources Corp.,
7.375% Sr. Sub. Nts., 7/15/13                          200,000           215,500
--------------------------------------------------------------------------------
Southern Natural Gas Co.,
8% Sr. Unsub. Nts., 3/1/32 2                           300,000           328,875
--------------------------------------------------------------------------------
Stone Energy Corp.,
6.75% Sr. Sub. Nts., 12/15/14 7                        170,000           170,425
--------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts.,
11/15/14 7                                           1,520,000         1,531,400
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                  1,800,000         1,993,500
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                            1,000,000         1,092,500
9.625% Sr. Sub. Nts., 4/1/12                            19,000            21,945
--------------------------------------------------------------------------------
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts., 5/1/12                            400,000           420,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                    800,000           878,000
7.625% Nts., 7/15/19                                 1,000,000         1,105,000
8.75% Unsec. Nts., 3/15/32                           1,400,000         1,615,250
--------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts.,
4/15/12                                                500,000           585,943
                                                                 ---------------
                                                                      23,642,858

--------------------------------------------------------------------------------
FINANCIALS--1.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
American Color Graphics, Inc.,
10% Sr. Sec. Nts., 6/15/10                             200,000           169,750
--------------------------------------------------------------------------------
BCP Caylux Holdings
Luxembourg SCA,
9.625% Sr. Sub. Nts., 6/15/14 7                      1,250,000         1,415,625
--------------------------------------------------------------------------------
Berry Plastics Corp.,
10.75% Sr. Sub. Nts., 7/15/12                          750,000           862,500
                                                                 ---------------
                                                                       2,447,875

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Bank Plus Corp., 12% Sr. Nts.,
7/18/07                                                  7,000             7,525
--------------------------------------------------------------------------------
BankUnited Capital Trust,
10.25% Capital Securities,
12/31/26                                               100,000           108,750
--------------------------------------------------------------------------------
Inter-American
Development Bank,
6.26% Nts., 12/8/09 1 [BRR]                            920,000           347,252
--------------------------------------------------------------------------------
Ongko International
Finance Co. BV,
10.50% Sec. Nts., 3/29/10 2,3,4                         90,000               563
--------------------------------------------------------------------------------
Western Financial Bank,
9.625% Unsec. Sub. Debs., 5/15/12                      500,000           572,500
                                                                 ---------------
                                                                       1,036,590


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Affinia Group, Inc.,
9% Sr. Sub. Nts., 11/30/14 7                     $     200,000   $       209,500
--------------------------------------------------------------------------------
Global Cash Access LLC/
Global Cash Finance Corp.,
8.75% Sr. Sub. Nts., 3/15/12 2                         275,000           297,688
--------------------------------------------------------------------------------
Helix 04 Ltd.,
7.96% Sec. Nts., 6/30/09 1                           1,000,000         1,003,950
--------------------------------------------------------------------------------
Pemex Project Funding
Master Trust,
7.375% Unsec. Unsub. Nts.,
12/15/14                                               740,000           824,360
--------------------------------------------------------------------------------
Redwood Capital V Ltd.,
6.71% Nts., 1/9/07 1,2                                 750,000           750,000
--------------------------------------------------------------------------------
SBS Agro Finance BV,
10.25% Bonds, 7/21/00 2,3,4                            339,000                --
--------------------------------------------------------------------------------
Universal City Florida:
7.20% Sr. Nts., 5/1/10 1,2                             130,000           135,850
8.375% Sr. Nts., 5/1/10 2                              130,000           135,525
                                                                 ---------------
                                                                       3,356,873

--------------------------------------------------------------------------------
INSURANCE--0.0%
Arbor I Ltd., 17.99% Nts., 6/15/06 1,7                 500,000           518,756
--------------------------------------------------------------------------------
REAL ESTATE--0.4%
American Casino &
Entertainment Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                            500,000           533,750
--------------------------------------------------------------------------------
Felcor Lodging LP,
9% Sr. Nts., 6/1/11                                    425,000           483,438
--------------------------------------------------------------------------------
Foundation RE Ltd.,
6.40% Nts., 11/24/08 1,2                               500,000           501,363
--------------------------------------------------------------------------------
HMH Properties, Inc.,
7.875% Sr. Nts., Series B, 8/1/08                      202,000           208,565
--------------------------------------------------------------------------------
Host Marriott LP,
9.50% Sr. Nts., 1/15/07                                400,000           440,000
--------------------------------------------------------------------------------
MeriStar Hospitality Corp.,
9.125% Sr. Unsec. Nts., 1/15/11                      1,019,000         1,105,615
                                                                 ---------------
                                                                       3,272,731

--------------------------------------------------------------------------------
HEALTH CARE--1.9%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts., 5/1/12                           261,000           291,015
--------------------------------------------------------------------------------
HMP Equity Holdings Corp.,
16.25% Sr. Disc. Nts., 5/15/08 8                       900,000           599,625
--------------------------------------------------------------------------------
Inverness Medical
Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12 2                         350,000           367,500


            18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12                    $     300,000   $       328,500
--------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11                       300,000           313,500
                                                                 ---------------
                                                                       1,900,140

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Alderwoods Group, Inc.,
7.75% Sr. Nts., 9/15/12 7                              450,000           488,250
--------------------------------------------------------------------------------
AmeriPath, Inc.,
10.50% Sr. Unsec. Sub. Nts., 4/1/13                    300,000           320,250
--------------------------------------------------------------------------------
Beverly Enterprises, Inc.,
7.875% Sr. Sub. Nts., 6/15/14 2                        300,000           323,250
--------------------------------------------------------------------------------
Community Health Systems, Inc.,
6.50% Sr. Sub. Nts., 12/15/12 7                        400,000           405,000
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                           300,000           307,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                     300,000           337,500
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust II,
7.875% Nts., 2/1/08                                    900,000           978,750
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust III,
7.375% Nts., 2/1/08 [DEM]                               25,000            19,068
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust IV,
7.875% Trust Preferred Nts.,
6/15/11                                                600,000           672,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13                             200,000           218,000
--------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                       1,400,000         1,422,044
6.375% Nts., 1/15/15                                 1,350,000         1,357,954
--------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                  1,000,000         1,010,000
10.75% Sr. Unsec. Sub. Nts.,
10/1/08                                                 19,000            20,140
--------------------------------------------------------------------------------
Magellan Health Services, Inc.,
9.375% Sr. Unsec. Nts.,
Series A, 11/15/08                                     653,675           714,957
--------------------------------------------------------------------------------
Medquest, Inc.,
11.875% Sr. Unsec. Sub. Nts.,
Series B, 8/15/12 2                                    600,000           708,000
--------------------------------------------------------------------------------
NDCHealth Corp.,
10.50% Sr. Unsec. Sub. Nts.,
12/1/12                                                250,000           270,000
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                 585,000           678,600
--------------------------------------------------------------------------------
Quintiles Transnational Corp.,
10% Sr. Sub. Nts., 10/1/13 2                           300,000           337,500


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                         $     744,000   $       693,780
7.375% Nts., 2/1/13                                     19,000            18,525
9.875% Sr. Nts., 7/1/14 7                              950,000         1,040,250
--------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                   200,000           211,500
7% Sr. Sub. Nts., 11/15/13                             500,000           513,750
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 7                                 300,000           336,750
10.75% Sr. Sub. Nts., 8/15/14 7                        300,000           348,750
                                                                 ---------------
                                                                      13,752,068

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals
International, Inc.,
7% Sr. Nts., 12/15/11                                  350,000           365,750
--------------------------------------------------------------------------------
INDUSTRIALS--2.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts., 5/15/11                    300,000           330,000
--------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                         200,000           221,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                    219,000           229,950
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15 7                        700,000           701,750
7.625% Sr. Sub. Nts., 6/15/12                          300,000           330,750
--------------------------------------------------------------------------------
Rexnord Corp.,
10.125% Sr. Unsec. Sub. Nts.,
12/15/12                                               350,000           397,250
--------------------------------------------------------------------------------
TD Funding Corp.,
8.375% Sr. Sub. Nts., 7/15/11                          400,000           431,000
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                               223,000           259,795
11% Sr. Sub. Nts., 2/15/13                             194,000           234,740
--------------------------------------------------------------------------------
Vought Aircraft Industries, Inc.,
8% Sr. Nts., 7/15/11                                   200,000           195,500
                                                                 ---------------
                                                                       3,331,735

--------------------------------------------------------------------------------
AIRLINES--0.1%
America West Airlines, Inc.,
10.75% Sr. Nts., 9/1/05                                450,000           451,125
--------------------------------------------------------------------------------
ATA Holdings Corp.,
13% Sr. Unsec. Nts., 2/1/09 3,4                        735,000           422,625
                                                                 ---------------
                                                                         873,750

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc.,
9.75% Sr. Sub. Nts., 4/15/12                           200,000           224,500
--------------------------------------------------------------------------------
Goodman Global
Holding Co., Inc.,
7.875% Sr. Sub. Nts., 12/15/12 7                       170,000           169,150


            19 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
Jacuzzi Brands, Inc.,
9.625% Sr. Sec. Nts., 7/1/10                     $     311,000   $       346,765
--------------------------------------------------------------------------------
North America Energy
Partners, Inc.,
8.75% Sr. Unsec. Nts., 12/1/11                         150,000           153,750
                                                                 ---------------
                                                                         894,165

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                               400,000           412,000
8.50% Sr. Sub. Nts., 12/1/08                           900,000           958,500
8.875% Sr. Nts., Series B, 4/1/08                      800,000           860,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                 950,000         1,033,125
--------------------------------------------------------------------------------
Cenveo Corp.,
7.875% Sr. Sub. Nts., 12/1/13                        1,000,000           935,000
--------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                 200,000           214,750
9.875% Sr. Nts., 5/1/09                                300,000           334,500
--------------------------------------------------------------------------------
Hydrochem Industrial
Services, Inc.,
10.375% Sr. Sub. Nts., 8/1/07 2                        150,000           151,875
--------------------------------------------------------------------------------
Kindercare Learning
Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09                           384,000           387,360
--------------------------------------------------------------------------------
Mail-Well I Corp.,
9.625% Sr. Nts., 3/15/12 2                             400,000           441,000
--------------------------------------------------------------------------------
Protection One, Inc./
Protection One Alarm
Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                        400,000           406,000
--------------------------------------------------------------------------------
Synagro Technologies, Inc.,
9.50% Sr. Sub. Nts., 4/1/09                            200,000           219,000
                                                                 ---------------
                                                                       6,353,110

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc.,
9.375% Sr. Sub. Nts.,
Series C, 2/1/09                                       405,000           382,725
--------------------------------------------------------------------------------
URS Corp.:
11.50% Sr. Unsec. Nts., 9/15/09                         97,000           112,035
12.25% Sr. Sub. Nts.,
Series B, 5/1/09 2                                      19,000            20,330
                                                                 ---------------
                                                                         515,090

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp.,
8.75% Sr. Sec. Nts., 7/15/12 2                         325,000           331,500
--------------------------------------------------------------------------------
Dayton Superior Corp.,
13% Sr. Unsec. Sub. Nts., 6/15/09                      200,000           209,000


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
General Cable Corp.,
9.50% Sr. Nts., 11/15/10                         $     200,000   $       227,000
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7% Sr. Unsec. Debs., 10/15/28                          500,000           503,750
                                                                 ---------------
                                                                       1,271,250

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                               120,000           109,800
--------------------------------------------------------------------------------
MACHINERY--0.5%
AGCO Corp.,
9.50% Sr. Unsec. Nts., 5/1/08                          800,000           856,000
--------------------------------------------------------------------------------
Douglas Dynamics LLC,
7.75% Sr. Nts., 1/15/12 7                              300,000           305,625
--------------------------------------------------------------------------------
Dresser-Rand Group, Inc.,
7.375% Sr. Sub. Nts., 11/1/14 7                        100,000           102,500
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The),
10.50% Sr. Sub. Nts., 8/1/12                           500,000           577,500
--------------------------------------------------------------------------------
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11 2                        600,000           639,000
--------------------------------------------------------------------------------
Navistar International Corp.,
7.50% Sr. Nts., 6/15/11                                400,000           431,000
--------------------------------------------------------------------------------
NMHG Holding Co.,
10% Sr. Nts., 5/15/09                                  300,000           333,000
--------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                      600,000           654,000
--------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec.
Sub. Nts., 7/15/11                                     400,000           451,000
--------------------------------------------------------------------------------
Trinity Industries, Inc.,
6.50% Sr. Nts., 3/15/14                                300,000           301,500
                                                                 ---------------
                                                                       4,651,125

--------------------------------------------------------------------------------
MARINE--0.1%
CP Ships Ltd.,
10.375% Sr. Nts., 7/15/12                              600,000           695,250
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc.,
12% Sr. Sec. Nts., 7/15/05 2,3,4                       250,000             6,025
--------------------------------------------------------------------------------
Navigator Gas Transport plc,
10.50% First Priority Ship
Mtg. Nts., 6/30/07 2,3,4                               175,000           132,344
                                                                 ---------------
                                                                         833,619

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Kansas City Southern
Railway Co. (The),
7.50% Sr. Nts., 6/15/09                                400,000           422,000
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Nts., 12/1/16 7                                 800,000           796,000
7.50% Sr. Unsec. Nts., 11/1/13                         387,000           407,318
9.625% Sr. Nts., 12/1/12                               250,000           283,750
                                                                 ---------------
                                                                       1,909,068


            20 | OPPENHEIMER STRATEGIC BOND FUND/ VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc.,
7% Sr. Sub. Nts., 2/15/14                        $     900,000   $       846,000
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts.,
11/1/12 7                                              300,000           324,000
--------------------------------------------------------------------------------
Worldspan LP/
Worldspan Financial Corp.,
9.625% Sr. Nts., 6/15/11                               400,000           400,000
                                                                 ---------------
                                                                         724,000

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Lucent Technologies, Inc.,
6.45% Unsec. Debs., 3/15/29                            500,000           455,000
--------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts.,
1/15/07 2,3,4                                          675,000           354,375
                                                                 ---------------
                                                                         809,375

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology
Hdd Holdings,
8% Sr. Nts., 5/15/09                                   200,000           217,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts., 11/15/14 7                      1,100,000         1,094,500
--------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr.
Unsec. Sub. Nts., 8/15/08                              700,000           764,750
--------------------------------------------------------------------------------
LCE Acquisition Corp.,
9% Sr. Sub. Nts., 8/1/14 7                             425,000           462,188
--------------------------------------------------------------------------------
Sensus Metering System, Inc.,
8.625% Sr. Unsec. Sub. Nts., 12/15/13                  450,000           463,500
                                                                 ---------------
                                                                       2,784,938

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 2,3,4 [EUR]                  338,620             4,603
--------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 14                   42,888            39,671
--------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc.,
12.875% Nts., 2/15/10 2,3,4                            200,173                --
--------------------------------------------------------------------------------
PSINet, Inc.,
10.50% Sr. Unsec. Nts.,
12/1/06 2,3,4 [EUR]                                    100,000             5,437
                                                                 ---------------
                                                                          49,711


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--0.1%
Iron Mountain, Inc.,
7.75% Sr. Sub. Nts., 1/15/15                     $     400,000   $       408,000
--------------------------------------------------------------------------------
Titan Corp. (The),
8% Sr. Sub. Nts., 5/15/11                              100,000           107,000
                                                                 ---------------
                                                                         515,000

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
AMI Semiconductor, Inc.,
10.75% Sr. Unsec. Sub. Nts., 2/1/13                    389,000           459,020
--------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                200,000           189,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                    250,000           256,875
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc.,
7.125% Sr. Unsec. Nts., 7/15/14                        600,000           654,000
--------------------------------------------------------------------------------
Huntsman International LLC,
7.375% Sr. Sub. Nts., 1/1/15 7                       1,100,000         1,108,250
--------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd.,
8% Sr. Sub. Nts., 12/15/14 7                            87,000            91,133
--------------------------------------------------------------------------------
Micron Technology, Inc.,
6.50% Sub. Nts., 9/30/05                             1,000,000           995,000
                                                                 ---------------
                                                                       3,753,278

--------------------------------------------------------------------------------
MATERIALS--4.1%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Compass Minerals Group, Inc.,
10% Sr. Sub. Nts., 8/15/11                             450,000           508,500
--------------------------------------------------------------------------------
Crompton Corp.,
9.875% Sr. Nts., 8/1/12 7                              350,000           402,500
--------------------------------------------------------------------------------
Equistar Chemicals LP/
Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                         400,000           450,000
10.125% Sr. Unsec. Nts., 9/1/08                         19,000            21,993
10.625% Sr. Unsec. Nts., 5/1/11                        900,000         1,048,500
--------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                       19,000            22,563
11.75% Sr. Nts., 7/15/12 7                             700,000           831,250
--------------------------------------------------------------------------------
Huntsman Corp./
ICI Chemical Co. plc:
13.09% Sr. Unsec. Disc. Nts.,
12/31/09 8                                             600,000           339,000
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 [EUR]                                           124,000           177,396
10.125% Sr. Unsec. Sub. Nts.,
7/1/09                                                 853,000           902,048
--------------------------------------------------------------------------------
Huntsman International LLC,
9.875% Sr. Nts., 3/1/09                                850,000           937,125
--------------------------------------------------------------------------------
IMC Global, Inc.,
10.875% Sr. Unsec. Nts., 8/1/13 2                       19,000            23,845
--------------------------------------------------------------------------------
Innophos, Inc.,
8.875% Sr. Sub. Nts., 8/15/14 2                        400,000           434,000


            21 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
ISP Holdings, Inc.,
10.625% Sr. Sec. Nts., 12/15/09                  $     200,000   $       222,500
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875%
Sr. Disc. Nts., 11/15/14 7,13                          350,000           225,750
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                               19,000            20,710
9.625% Sr. Sec. Nts.,
Series A, 5/1/07                                       200,000           221,000
9.875% Sec. Nts., Series B, 5/1/07                     980,000         1,031,450
--------------------------------------------------------------------------------
Millennium America, Inc.,
9.25% Sr. Unsec. Sub. Nts., 6/15/08                    100,000           114,250
--------------------------------------------------------------------------------
PCI Chemicals Canada,
10% Sr. Sec. Nts., 12/31/08                            113,061           120,410
--------------------------------------------------------------------------------
Pioneer Cos., Inc.,
6.05% Sr. Sec. Nts., 12/31/06 1                         35,804            37,773
--------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                       1,200,000         1,311,000
10.625% Sr. Unsec. Nts., 5/15/10                        19,000            21,470
--------------------------------------------------------------------------------
Resolution Performance
Products LLC:
8% Sr. Sec. Nts., 12/15/09                             250,000           270,000
13.50% Sr. Unsec. Sub. Nts., 11/15/10                  100,000           109,250
--------------------------------------------------------------------------------
Rhodia SA,
10.25% Sr. Unsec. Nts., 6/1/10                         550,000           621,500
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.,
7.50% Sr. Sub. Nts., 11/15/14 7                        200,000           208,500
--------------------------------------------------------------------------------
Sterling Chemicals, Inc.,
10% Sr. Sec. Nts., 12/19/07 14                         170,473           171,325
--------------------------------------------------------------------------------
Westlake Chemical Corp.,
8.75% Sr. Nts., 7/15/11                                260,000           295,100
                                                                 ---------------
                                                                      11,100,708

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Texas Industries, Inc.,
10.25% Sr. Unsec. Nts., 6/15/11                        400,000           470,000
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                            500,000           572,500
10.875% Sr. Sec. Nts., 3/1/13                          200,000           237,500
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 7                             200,000           211,000
9.875% Sub. Nts., 10/15/14 7                           300,000           321,750
--------------------------------------------------------------------------------
Graphic Packaging
International Corp.:
8.50% Sr. Nts., 8/15/11                                500,000           548,750
9.50% Sr. Sub. Nts., 8/15/13                           350,000           399,875
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                   300,000           321,750
8.25% Sr. Unsec. Nts., 10/1/12                         250,000           273,750


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12                         $     400,000   $       448,000
--------------------------------------------------------------------------------
Owens-Brockway
Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                           450,000           489,375
8.25% Sr. Unsec. Nts., 5/15/13                         419,000           462,995
8.75% Sr. Sec. Nts., 11/15/12                        1,000,000         1,132,500
8.875% Sr. Sec. Nts., 2/15/09                          200,000           218,250
--------------------------------------------------------------------------------
Pliant Corp., 0%/11.125%
Sr. Sec. Disc. Nts., 6/15/09 13                        400,000           371,500
--------------------------------------------------------------------------------
Solo Cup Co.,
8.50% Sr. Sub. Nts., 2/15/14                           500,000           522,500
--------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                850,000           930,750
9.25% Sr. Unsec. Nts., 2/1/08                          200,000           222,000
9.75% Sr. Unsec. Nts., 2/1/11                          600,000           660,000
--------------------------------------------------------------------------------
Stone Container Finance Co.
of Canada II,
7.375% Sr. Unsec. Nts., 7/15/14                        300,000           321,000
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr.
Unsec. Sub. Nts., 6/15/12 2                            500,000           532,500
                                                                 ---------------
                                                                       9,198,245

--------------------------------------------------------------------------------
METALS & MINING--1.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                         219,000           226,665
7.875% Sr. Unsec. Nts., 2/15/09                        500,000           511,875
--------------------------------------------------------------------------------
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13                                 400,000           415,000
--------------------------------------------------------------------------------
Asia Aluminum Holdings Ltd.,
8% Sr. Sec. Nts., 12/23/11 2                           925,000           938,875
--------------------------------------------------------------------------------
California Steel Industries, Inc.,
6.125% Sr. Nts., 3/15/14                               400,000           399,000
--------------------------------------------------------------------------------
Century Aluminum Co.,
7.50% Sr. Nts., 8/15/14 7                              600,000           642,000
--------------------------------------------------------------------------------
Foundation PA Coal Co.,
7.25% Sr. Nts., 8/1/14 7                               250,000           267,500
--------------------------------------------------------------------------------
IMCO Recycling, Inc.,
10.375% Sr. Sec. Nts., 10/15/10                        300,000           342,000
--------------------------------------------------------------------------------
International Steel Group, Inc.,
6.50% Sr. Nts., 4/15/14                                200,000           215,500
--------------------------------------------------------------------------------
International Utility
Structures, Inc.,
13% Unsec. Sub. Nts., 2/1/08 2,3,4                      71,000                --
--------------------------------------------------------------------------------
Ispat Inland ULC,
9.75% Sr. Sec. Nts., 4/1/14                            585,000           725,400
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co.,
9.75% Sr. Sec. Nts., 6/1/12                            500,000           565,000


            22 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Kaiser Aluminum &
Chemical Corp.,
10.875% Sr. Nts.,
Series B, 10/15/06 3,4                           $     500,000   $       443,750
--------------------------------------------------------------------------------
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13                         300,000           343,500
--------------------------------------------------------------------------------
Massey Energy Co.,
6.625% Sr. Nts., 11/15/10                              200,000           210,000
--------------------------------------------------------------------------------
Metallurg, Inc.,
11% Sr. Nts., 12/1/07                                  500,000           437,500
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Sr. Nts., 7/15/09                                  400,000           447,000
--------------------------------------------------------------------------------
Peabody Energy Corp.,
6.875% Sr. Unsec. Nts.,
Series B, 3/15/13                                      400,000           435,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc.,
9.50% Sr. Nts., 3/15/09                                200,000           220,000
--------------------------------------------------------------------------------
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12 2                             300,000           344,250
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                336,000           384,720
10.75% Sr. Nts., 8/1/08                                519,000           613,718
                                                                 ---------------
                                                                       9,128,253

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Abitibi-Consolidated, Inc.,
8.55% Nts., 8/1/10                                     200,000           217,750
--------------------------------------------------------------------------------
Appleton Papers, Inc.,
8.125% Sr. Nts., 6/15/11                               300,000           324,750
--------------------------------------------------------------------------------
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                                100,000           109,000
--------------------------------------------------------------------------------
Fort James Corp.,
6.875% Sr. Nts., 9/15/07                               500,000           533,750
--------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                      1,050,000         1,212,750
9.375% Sr. Unsec. Nts., 2/1/13                         800,000           936,000
--------------------------------------------------------------------------------
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts., 11/15/07 2,3,4                 300,000           136,500
--------------------------------------------------------------------------------
Norske Skog Canada Ltd.,
7.375% Sr. Unsec. Nts., 3/1/14                         300,000           314,250
--------------------------------------------------------------------------------
Riverside Forest Products Ltd.,
7.875% Sr. Unsec. Sub. Nts., 3/1/14                    300,000           331,500
--------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                        669,000           669,000
12.75% Sr. Unsec. Sub. Nts.,
Series B, 6/15/10                                      200,000           191,000
--------------------------------------------------------------------------------
Tembec Industries, Inc.,
8.50% Sr. Unsec. Nts., 2/1/11                           19,000            19,190
--------------------------------------------------------------------------------
Western Forest Products, Inc.,
15% Sec. Nts., 7/28/09 7,14                            187,000           211,778
                                                                 ---------------
                                                                       5,207,218


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12 7               $     250,000   $       256,875
9.375% Sr. Nts., 2/1/09 5                              133,000           141,313
--------------------------------------------------------------------------------
Citizens Communications Co.,
6.25% Sr. Nts., 1/15/13                                700,000           708,750
--------------------------------------------------------------------------------
Crown Castle International Corp.,
7.50% Sr. Nts., 12/1/13                                400,000           432,000
--------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 1                       468,000           480,285
7.688% Sr. Unsec. Nts., 5/1/09 1                     1,150,000         1,193,125
--------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 2,3,4               265,814             3,987
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
7.90% Unsec. Nts., 8/15/10                             819,000           831,285
--------------------------------------------------------------------------------
Qwest Communications
International, Inc.,
7.25% Sr. Nts., 2/15/11 7                              300,000           309,000
--------------------------------------------------------------------------------
Qwest Corp.,
9.125% Nts., 3/15/12 7                                 800,000           928,000
--------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 1,7                               2,700,000         3,260,250
14.50% Nts., 12/15/14 7                              1,000,000         1,270,000
--------------------------------------------------------------------------------
Teligent, Inc.,
11.50% Sr. Nts., 12/1/07 2,3,4                         500,000                --
--------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                        790,000           858,810
--------------------------------------------------------------------------------
Time Warner Telecom LLC/
Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                300,000           305,250
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 2,3,4                         250,000                --
                                                                 ---------------
                                                                      10,978,930

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                400,000           439,000
11% Sr. Unsec. Nts., 7/31/10                            19,000            22,468
12.50% Sr. Unsec. Nts., 2/1/11                          50,000            56,750
--------------------------------------------------------------------------------
American Cellular Corp.,
10% Sr. Nts., Series B, 8/1/11                         575,000           495,938
--------------------------------------------------------------------------------
American Tower Corp.,
7.50% Sr. Nts., 5/1/12                                 400,000           422,000
--------------------------------------------------------------------------------
American Tower Escrow Corp.,
12.25% Sr. Sub. Disc. Nts., 8/1/08 8                   800,000           602,000
--------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                    1,000,000         1,156,250
9.75% Sr. Nts., 11/15/31 1                             500,000           599,375
--------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 2,3,4                   400,000                --


            23 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Centennial Cellular
Operating Co. LLC/Centennial
Communications Corp.,
10.125% Sr. Nts., 6/15/13                        $   1,050,000   $     1,183,875
--------------------------------------------------------------------------------
Crown Castle International Corp.,
10.75% Sr. Nts., 8/1/11                              1,000,000         1,090,000
--------------------------------------------------------------------------------
Dobson Cellular Systems,
8.375% Sec. Nts., 11/1/11 7                            130,000           134,875
--------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                               219,000           154,943
10.875% Sr. Unsec. Nts., 7/1/10                        600,000           468,000
--------------------------------------------------------------------------------
IWO Escrow Co.,
Sr. Sec. Nts., 1/15/12 1,5,7                           110,000           111,375
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., 8/1/15                              3,080,000         3,403,400
--------------------------------------------------------------------------------
Nextel Partners, Inc.,
12.50% Sr. Nts., 11/15/09                              342,000           389,025
--------------------------------------------------------------------------------
Rogers Wireless
Communications, Inc.:
7.50% Sr. Sec. Nts., 3/15/15 7                         450,000           477,000
8% Sr. Sub. Nts., 12/15/12 7                           400,000           425,000
--------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                           275,000           292,188
9.625% Sr. Sub. Nts.,
Series B, 5/15/08                                      500,000           477,500
9.75% Sr. Sub. Nts., 1/15/10                           519,000           472,290
9.875% Sr. Nts., 2/1/10                                300,000           306,750
--------------------------------------------------------------------------------
SBA Communications Corp.,
8.50% Sr. Nts., 12/1/12 7                              550,000           563,750
--------------------------------------------------------------------------------
SBA Telecommunications, Inc./
SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 13                 1,169,000           990,728
--------------------------------------------------------------------------------
Triton PCS, Inc.,
8.50% Sr. Unsec. Nts., 6/1/13                          550,000           533,500
--------------------------------------------------------------------------------
UbiquiTel Operating Co.,
9.875% Sr. Nts., 3/1/11                                600,000           676,500
--------------------------------------------------------------------------------
US Unwired, Inc.,
10% Sr. Sec. Nts., 6/15/12                             250,000           283,125
--------------------------------------------------------------------------------
Western Wireless Corp.,
9.25% Sr. Unsec. Nts., 7/15/13                         469,000           512,383
                                                                 ---------------
                                                                      16,739,988

--------------------------------------------------------------------------------
UTILITIES--2.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The),
8.75% Sr. Sec. Nts., 5/15/13 7                         700,000           798,875
--------------------------------------------------------------------------------
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts.,
Series B, 12/15/09                                     293,438           324,249
--------------------------------------------------------------------------------
Calpine Corp.,
7.625% Sr. Nts., 4/15/06                               200,000           197,500


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
CenterPoint Energy, Inc.,
7.25% Sr. Nts., Series B, 9/1/10                 $     200,000   $       223,330
--------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd.,
8.50% Nts., 12/21/14 2                                 610,000           611,525
--------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                 19,000            20,330
7.75% Sr. Nts., 8/1/10                                 200,000           219,750
8.50% Sr. Nts., 4/15/11                                250,000           285,313
9.875% Sr. Unsec. Nts., 10/15/07                       900,000         1,010,250
--------------------------------------------------------------------------------
CMS Energy X-TRAS
Pass-Through Trust I,
7% Sr. Unsec. Pass-Through
Certificates, 1/15/05                                  300,000           300,000
--------------------------------------------------------------------------------
Funding Corp./
Beaver Valley Funding Corp.,
9% Second Lease
Obligation Bonds, 6/1/17                               199,000           235,818
--------------------------------------------------------------------------------
Midwest Generation LLC,
8.75% Sr. Sec. Nts., 5/1/34                          1,850,000         2,109,000
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
7.625% Sr. Unsec. Nts., 5/1/06 3,4                     200,000           216,000
--------------------------------------------------------------------------------
MSW Energy Holdings II LLC/
MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts.,
Series B, 9/1/10                                       350,000           369,250
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/
MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                            200,000           220,000
--------------------------------------------------------------------------------
NRG Energy, Inc.,
8% Sr. Sec. Nts., 12/15/13 7                         1,100,000         1,204,500
--------------------------------------------------------------------------------
Reliant Energy, Inc.,
6.75% Sr. Sec. Nts., 12/15/14                          400,000           399,500
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                           669,000           749,280
9.50% Sr. Sec. Nts., 7/15/13                           900,000         1,027,125
--------------------------------------------------------------------------------
Teco Energy, Inc.,
7.20% Unsec. Unsub. Nts., 5/1/11                       600,000           660,000
--------------------------------------------------------------------------------
Texas Genco LLC,
6.875% Sr. Nts., 12/15/14 7                            550,000           571,313
                                                                 ---------------
                                                                      11,752,908

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/
AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts.,
Series B, 5/20/11                                      500,000           547,500
--------------------------------------------------------------------------------
SEMCO Energy, Inc.,
7.125% Sr. Nts., 5/15/08                               150,000           161,291
                                                                 ---------------
                                                                         708,791


            24 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds,
Series A, 11/30/19                               $     562,854   $       634,617
--------------------------------------------------------------------------------
Consumers Energy Co.,
7.375% Nts., 9/15/23                                   250,000           258,610
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                  850,000           822,375
8.75% Sr. Nts., 2/15/12                              1,669,000         1,756,623
10.125% Sr. Sec. Nts., 7/15/13 7                       800,000           920,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC,
8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                        429,280           476,770
--------------------------------------------------------------------------------
NorthWestern Corp.,
5.875% Sr. Sec. Nts., 11/1/14 7                         90,000            92,517
                                                                 ---------------
                                                                       4,961,512
                                                                 ---------------
Total Corporate Bonds and
Notes (Cost $228,184,438)                                            240,328,675

                                                        SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
--------------------------------------------------------------------------------
AmeriKing, Inc.,
13% Cum. Sr. Exchangeable,
Non-Vtg. 2,4,14                                          4,253                --
--------------------------------------------------------------------------------
Doane Pet Care Co.,
14.25% Jr. Sub. Exchange Debs.,
Non-Vtg. 2,4                                             5,000           261,250
--------------------------------------------------------------------------------
Dobson Communications Corp.,
6% Cv., Series F (converts into
Dobson Communications Corp.,
Cl. A common stock), Non-Vtg. 7                            550            38,549
--------------------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 2,4,14                     216                22
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 2,4                                   5,000           436,250
--------------------------------------------------------------------------------
ICG Holdings, Inc.,
14.25% Exchangeable, Non-Vtg. 2,4,14                       151                --
--------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 2,14                 43           317,125
14.25% Cum. Jr. Exchangeable, Non-Vtg. 2,4,14                1             5,790
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust, 11%                                    2,000           121,000
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum.,
Series A, Non-Vtg                                            7                24
--------------------------------------------------------------------------------
Rural Cellular Corp.,
11.375% Cum.,
Series B, Non-Vtg. 2,4,14                                  630           489,825


                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS Continued
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 2                          4,600   $       698,050
                                                                 ---------------
Total Preferred
Stocks (Cost $2,471,559)                                               2,367,885

--------------------------------------------------------------------------------
COMMON STOCKS--2.8%
--------------------------------------------------------------------------------
AboveNet, Inc. 4                                            72             2,304
--------------------------------------------------------------------------------
ACE Ltd.                                                 4,100           175,275
--------------------------------------------------------------------------------
Aegis Group plc                                         84,740           175,708
--------------------------------------------------------------------------------
Aetna, Inc.                                              1,400           174,650
--------------------------------------------------------------------------------
All Nippon Airways Co. Ltd.                             48,000           167,229
--------------------------------------------------------------------------------
Allstate Corp.                                           3,300           170,676
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 2,510           162,673
--------------------------------------------------------------------------------
Apache Corp.                                             3,300           166,881
--------------------------------------------------------------------------------
Apple Computer, Inc. 4                                   2,700           173,880
--------------------------------------------------------------------------------
Arriva plc                                              17,920           185,785
--------------------------------------------------------------------------------
Ashland, Inc.                                            2,900           169,302
--------------------------------------------------------------------------------
Autodesk, Inc.                                           5,000           189,750
--------------------------------------------------------------------------------
BAE Systems plc                                         35,850           158,650
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                            1,600           163,696
--------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                              6,273            63,357
--------------------------------------------------------------------------------
Black & Decker Corp.                                     2,000           176,660
--------------------------------------------------------------------------------
Broadwing Corp.                                            688             6,268
--------------------------------------------------------------------------------
Burlington Resources, Inc.                               3,900           169,650
--------------------------------------------------------------------------------
Cebridge Connections
Holding LLC 4                                              529                --
--------------------------------------------------------------------------------
Celesio AG                                               2,194           178,037
--------------------------------------------------------------------------------
Centex Corp.                                             3,200           190,656
--------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 4                                    2,660           122,387
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                    416             6,864
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                      3,200           168,032
--------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                           7,300           175,251
--------------------------------------------------------------------------------
CIGNA Corp.                                              2,200           179,454
--------------------------------------------------------------------------------
CNP Assurances SA                                        2,480           177,649
--------------------------------------------------------------------------------
ConocoPhillips                                           1,900           164,977
--------------------------------------------------------------------------------
Conseco, Inc. 4                                         13,986           279,021
--------------------------------------------------------------------------------
Continental AG                                           2,750           174,749
--------------------------------------------------------------------------------
Corus Group plc 4                                      161,310           156,398
--------------------------------------------------------------------------------
Countrywide Financial Corp.                              4,900           181,349
--------------------------------------------------------------------------------
Covad Communications
Group, Inc. 4                                           16,528            35,535
--------------------------------------------------------------------------------
Criimi MAE, Inc. 4                                      71,447         1,150,297
--------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 2,4                          120           156,133
--------------------------------------------------------------------------------
Cummins, Inc.                                            2,100           175,959


            25 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Dainippon Ink & Chemicals, Inc.                         74,000   $       170,430
--------------------------------------------------------------------------------
Devon Energy Corp.                                       4,200           163,464
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                   6,400           171,968
--------------------------------------------------------------------------------
Dobson Communications
Corp., Cl. A 4                                          24,300            41,796
--------------------------------------------------------------------------------
E.ON AG                                                  1,992           181,898
--------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                          18,200           658,840
--------------------------------------------------------------------------------
EOG Resources, Inc.                                      2,300           164,128
--------------------------------------------------------------------------------
Equinix, Inc. 4                                          1,887            80,650
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                       21,600           659,448
--------------------------------------------------------------------------------
Freddie Mac                                              2,400           176,880
--------------------------------------------------------------------------------
Friends Provident plc                                   54,940           162,438
--------------------------------------------------------------------------------
General Motors Corp.                                     4,400           176,264
--------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares 2,4,15                             210                --
--------------------------------------------------------------------------------
Globix Corp. 4                                           6,880            24,768
--------------------------------------------------------------------------------
Heidelberger Zement AG                                   2,960           179,362
--------------------------------------------------------------------------------
Hokkaido Electric Power Co.                              8,800           173,046
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 2,4                        6,667                --
--------------------------------------------------------------------------------
Humana, Inc. 4                                           6,400           190,016
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 4                                          6,016             3,068
--------------------------------------------------------------------------------
Imerys SA                                                2,210           185,493
--------------------------------------------------------------------------------
iPCS, Inc. 4                                             8,548           260,714
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                               10,100           169,781
--------------------------------------------------------------------------------
Japan Real Estate
Investment Corp.                                            20           168,635
--------------------------------------------------------------------------------
Karstadt Quelle AG                                      16,370           169,107
--------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                              25,000           161,344
--------------------------------------------------------------------------------
KB Home                                                  1,800           187,920
--------------------------------------------------------------------------------
Klepierre                                                1,960           173,568
--------------------------------------------------------------------------------
Lafarge SA                                               1,790           172,747
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                      1,714            46,278
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                           2,000           174,960
--------------------------------------------------------------------------------
Lincoln National Corp.                                   3,500           163,380
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                    20,870           189,523
--------------------------------------------------------------------------------
Loews Corp.                                              2,400           168,720
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                  6,200           165,788
--------------------------------------------------------------------------------
MAN AG                                                   4,423           169,718
--------------------------------------------------------------------------------
Marathon Oil Corp.                                       4,500           169,245
--------------------------------------------------------------------------------
MBIA, Inc.                                               2,700           170,856
--------------------------------------------------------------------------------
MCI, Inc.                                                1,629            32,841
--------------------------------------------------------------------------------
Merck KGaA                                               2,902           198,410
--------------------------------------------------------------------------------
MetLife, Inc.                                            4,200           170,142
--------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                                27,000           162,047
--------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                  19           162,057



                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha                           32,000   $       172,382
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                   4,700           170,093
--------------------------------------------------------------------------------
Novar plc                                               54,100           195,529
--------------------------------------------------------------------------------
NSK Ltd.                                                36,000           180,931
--------------------------------------------------------------------------------
NTL, Inc. 4                                              7,842           572,152
--------------------------------------------------------------------------------
Nucor Corp.                                              3,200           167,488
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                               3,000           175,080
--------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                   745             8,813
--------------------------------------------------------------------------------
Peninsular & Oriental Steam
Navigation Co.                                          29,210           166,839
--------------------------------------------------------------------------------
PG&E Corp. 4                                             5,200           173,056
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                       1,800           178,056
--------------------------------------------------------------------------------
Pilkington plc                                          82,360           173,935
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                     7,312           151,724
--------------------------------------------------------------------------------
Prandium, Inc. 2,4                                      24,165               266
--------------------------------------------------------------------------------
Premier Holdings Ltd. 2,4                               18,514                --
--------------------------------------------------------------------------------
Prudential Financial, Inc.                               3,300           181,368
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                        2,910           185,658
--------------------------------------------------------------------------------
Rakuten, Inc.                                               20            22,913
--------------------------------------------------------------------------------
Rakuten, Inc. 4                                            180           161,608
--------------------------------------------------------------------------------
RMC Group plc                                           10,440           170,172
--------------------------------------------------------------------------------
Rolls-Royce Group plc                                   33,400           158,388
--------------------------------------------------------------------------------
RWE AG                                                   3,155           174,110
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                      3,100           148,087
--------------------------------------------------------------------------------
SABMiller plc                                           10,200           169,197
--------------------------------------------------------------------------------
Safeco Corp.                                             3,400           177,616
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                      3,200           163,296
--------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 4                              3,200           175,817
--------------------------------------------------------------------------------
Sempra Energy                                            4,600           168,728
--------------------------------------------------------------------------------
Severn Trent plc                                         9,880           183,427
--------------------------------------------------------------------------------
Showa Shell Sekiyu K.K                                  18,380           167,352
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                  1,720           174,057
--------------------------------------------------------------------------------
Star Gas Partners LP                                       187             1,393
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 2,4                               716            26,671
--------------------------------------------------------------------------------
Suedzucker AG                                            8,314           173,241
--------------------------------------------------------------------------------
Suez SA                                                  7,140           190,413
--------------------------------------------------------------------------------
Sunoco, Inc.                                             2,100           171,591
--------------------------------------------------------------------------------
Tate & Lyle plc                                         17,860           162,103
--------------------------------------------------------------------------------
Technip SA                                               1,000           184,858
--------------------------------------------------------------------------------
Telewest Global, Inc. 4                                 31,828           559,536
--------------------------------------------------------------------------------
Telus Corp.                                                269             7,774
--------------------------------------------------------------------------------
Tohoku Electric Power Co.                                9,430           169,330
--------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K                                 17,870           162,708
--------------------------------------------------------------------------------
Total SA, B Shares                                         760           166,561
--------------------------------------------------------------------------------
Toys R Us, Inc. 4                                        8,400           171,948


            26 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Transocean, Inc. 4                                       4,400   $       186,516
--------------------------------------------------------------------------------
TUI AG                                                   7,536           178,746
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 2,4                                 1,000             5,950
--------------------------------------------------------------------------------
TXU Corp.                                                2,800           180,768
--------------------------------------------------------------------------------
Unibail                                                  1,180           185,733
--------------------------------------------------------------------------------
United States Steel Corp.                                3,300           169,125
--------------------------------------------------------------------------------
United Utilities plc                                    15,620           188,930
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                          58,063           560,889
--------------------------------------------------------------------------------
Unocal Corp.                                             3,900           168,636
--------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                       24,200           673,970
--------------------------------------------------------------------------------
Valero Energy Corp.                                      3,900           177,060
--------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 2,4                        2,251             2,701
--------------------------------------------------------------------------------
Vinci                                                    1,360           182,640
--------------------------------------------------------------------------------
Western Forest Products, Inc. 4                         38,252           212,307
--------------------------------------------------------------------------------
WRC Media Corp. 2,4                                      1,082                22
--------------------------------------------------------------------------------
XO Communications, Inc. 4                                1,100             3,344
                                                                 ---------------
Total Common Stocks
(Cost $21,237,672)                                                    23,790,482

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
American Tower Corp. Wts.,
Exp. 8/1/08 4,7                                            800           184,400
--------------------------------------------------------------------------------
ASAT Finance LLC Wts.,
Exp. 11/1/06 2,4                                           250                 2
--------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts.,
Exp. 12/31/50 4                                          2,404             3,414
--------------------------------------------------------------------------------
COLO.com, Inc. Wts.,
Exp. 3/15/10 2,4                                           400                 4
--------------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 2,4                                          100                --
--------------------------------------------------------------------------------
Covergent Communications,
Inc. Wts., Exp. 4/1/08 2,4                                 400                 4
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts.,
Exp. 9/27/09 2,4                                           530                 5
--------------------------------------------------------------------------------
Horizon PCS, Inc. Wts.,
Exp. 10/1/10 2,4                                         1,000                --
--------------------------------------------------------------------------------
Huntsman Co. LLC Wts.,
Exp. 5/15/11 2,4                                           300           141,150
--------------------------------------------------------------------------------
ICG Communications, Inc. Wts.,
Exp. 9/15/05 2,4                                           825                 8
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.:
Exp. 5/16/06 2,4                                         1,509                 8
Exp. 5/16/06 2,4                                             2                --
--------------------------------------------------------------------------------
Imperial Credit Industries,
Inc. Wts., Exp. 1/31/08 2,4                              2,135                --
--------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 2,4                       270                --

                                                                           VALUE
                                                         UNITS        SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 2,4                          300   $             3
--------------------------------------------------------------------------------
Leap Wireless International,
Inc. Wts., Exp. 4/15/10 2,4                                275                 3
--------------------------------------------------------------------------------
Long Distance International,
Inc. Wts., Exp. 4/13/08 2,4                                200                --
--------------------------------------------------------------------------------
Loral Space &
Communications Ltd. Wts.,
Exp. 1/15/07 2,4                                           150                 2
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/15/05 2,4                                           250                 3
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 2,4                        450                 5
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 4                                           5,710             1,142
--------------------------------------------------------------------------------
PLD Telekom, Inc. Wts.,
Exp. 6/1/06 2,4                                            300                 3
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 2,4                                        1,165             5,432
--------------------------------------------------------------------------------
Venezuela (Republic of) Oil
Linked Payment Obligation Wts.,
Exp. 4/15/20 2,4                                         3,256                --
--------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts.,
Exp. 4/15/08 4                                             175               119
--------------------------------------------------------------------------------
XO Communications, Inc.,
Cl. A Wts., Exp. 1/16/10 4                               2,204             1,488
--------------------------------------------------------------------------------
XO Communications, Inc.,
Cl. B Wts., Exp. 1/16/10 4                               1,653               793
--------------------------------------------------------------------------------
XO Communications, Inc.,
Cl. C Wts., Exp. 1/16/10 4                               1,653               645
                                                                 ---------------
Total Rights, Warrants and
Certificates (Cost $80,050)                                              338,633

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--10.2%
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
Brazilian Real Unsec. Credit
Linked Nts., 0.93%, 1/14/05                      $   1,982,615         2,319,858
Colombia (Republic of)
Unsec. Credit Linked Nts.,
15%, 3/15/07 [COP]                               3,860,150,000         2,002,175
Colombia (Republic of)
Unsec. Credit Linked Nts.,
15%, 4/27/12 [COP]                               1,800,000,000           939,374
Colombia (Republic of)
Unsec. Credit Linked Nts.,
15%, 4/27/12 [COP]                               1,200,000,000           626,250
Colombia (Republic of)
Unsec. Credit Linked Nts.,
15%, 4/27/12 5 [COP]                             1,034,000,000           536,533
Colombia (Republic of)
Unsec. Credit Linked Nts.,
3.12%, 11/20/09                                      2,920,000         2,959,128


            27 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Dominican Republic Peso
Unsec. Credit Linked Nts.,
24.05%, 3/21/05 [DOP]                               21,604,000   $       711,287
Dominican Republic Peso
Unsec. Credit Linked Nts.,
24.32%, 3/7/05 [DOP]                                20,810,000           698,398
Peruvian Sol Unsec. Linked Nts.,
1.466%, 1/14/05 [PEN]                                4,200,000         1,356,450
Ukraine Hryvnia Unsec. Credit
Linked Nts., 7.50%, 5/6/05 2 [UAH]                   3,980,000           749,529
--------------------------------------------------------------------------------
Credit Suisse First Boston
Corp. (Cayman):
Russia (Government of)
Linked Bonds,
Series 24, 15%, 9/2/05 [RUR]                        22,279,000           861,189
Russia (Government of)
Linked Bonds,
Series 26, 15%, 3/11/05 [RUR]                       22,587,000           838,872
--------------------------------------------------------------------------------
Credit Suisse First Boston
International, OAO Gazprom
Credit Linked Nts.,
8.11%, 1/21/07 [RUR]                                28,065,000         1,058,573
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey
(Republic of) Credit Linked Nts.,
20%, 10/18/07                                          352,000           387,633
(Nassau Branch), Turkey
(Republic of) Credit Linked Nts.,
Series EM 868, 27.50%, 8/25/05                       2,125,000         1,881,220
(Nassau Branch), Turkey
(Republic of) Credit Linked Nts.,
Series EM 872, 23.57%, 10/20/05 1                      396,000           425,904
(Nassau Branch), Turkey
(Republic of) Credit Linked Nts.,
Series EM 880, 20%, 10/18/07                         1,190,000         1,450,705
(Nassau Branch), Turkey
(Republic of) Credit Linked Nts.,
Series NA S 316, 24.45%, 2/23/06                       607,000           488,435
(USA), U.S. Dollar/South African
Rand Linked Nts.,
Series FBi 43, 1.468%, 5/23/22                         825,000           784,080
--------------------------------------------------------------------------------
Deutsche Bank AG:
European Investment Bank
Credit Bonds, 5.65%, 1/19/10 5                         705,000           533,897
Indonesia (Republic of) Credit
Linked Nts., 14.25%, 6/22/13                           942,000         1,146,885
Indonesia (Republic of) Credit
Linked Nts., 14.25%, 6/22/13                           938,000         1,142,015
Korea (Republic of) Credit
Bonds, 2.49%, 6/20/09                                3,900,000         3,945,240
Moscow (City of) Linked Nts.,
10%, 5/27/05 [RUR]                                  13,440,000           498,080
Moscow (City of) Linked Nts.,
15%, 9/2/05 [RUR]                                   30,255,000         1,170,046


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Nigeria (Federal Republic of)
Naira Linked Nts.,
13.25%, 3/17/05 [NGN]                               97,403,000   $       710,460
Nigeria (Federal Republic of)
Naira Linked Nts.,
13.75%, 3/3/05 [NGN]                                65,974,000           484,338
Nigeria (Republic of)
Credit Linked Nts.,
13.90%, 2/24/05 [NGN]                              119,040,000           876,149
OAO Gazprom I Credit Nts.,
6.20%, 10/20/07                                        790,000           841,076
OAO Gazprom II Credit Nts.,
5.95%, 4/20/07                                         790,000           831,663
Romania (The State of)
Leu Linked Nts., 11.49%,
12/4/06 [ROL]                                    7,886,400,000           274,045
Russian Federation Linked Nts.,
8.40%, 12/2/09 [RUR]                                19,221,000           698,266
Ukraine (Republic of)
Credit Linked Nts., 6.54%, 8/5/11                    4,070,000         4,389,292
Ukraine (Republic of)
Hryvnia Credit Linked Nts.,
0%, 12/17/05 [UAH]                                   1,469,000           276,274
Ukraine (Republic of)
Hryvnia Credit Linked Nts.,
11.70%, 5/31/06 [UAH]                                1,727,000           325,089
--------------------------------------------------------------------------------
Dow Jones CDX High Yield
Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 7,16                    13,200,000        13,587,750
Series 3-3, 8%, 12/29/09 7,16                       12,700,000        13,041,313
--------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury
Bills Total Return Linked Nts.,
20%, 10/17/07                                        1,260,000         1,512,630
Turkey (Republic of) Treasury
Bills Total Return Linked Nts.,
24.20%, 8/25/05                                      1,165,000         1,003,182
Turkey (Republic of) Treasury
Bills Total Return Linked Nts.,
28.25%, 5/26/05                                      1,261,309         1,277,580
--------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc., High Yield Index
Linked Nts., 1.017%, 1/1/05 16                      10,000,000        10,145,251
--------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc., Venezuela
(Republic of) Credit Bonds,
5%, 9/20/09                                          1,665,000         1,844,587
--------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec.
Catastrophe Linked Nts.:
Series 2002-1, Cl. E-A,
6.74%, 6/15/06 1                                       750,000           758,199
Series 2003-II, Cl. A,
8.49%, 6/15/06 1,7                                     500,000           512,183


            28 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec
Catastrophe Linked Nts.: Continued
Series 2003-II, Cl. B,
7.49%, 6/15/06 1,7                               $     500,000   $      510,214
Series 2003-II, Cl. C,
8.24%, 6/15/06 1,7                                     500,000          508,153
--------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Oak Capital Ltd.
Catastrophe Linked Nts.,
7.24%, 6/15/07 1,2                                     250,000          256,949
--------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Pioneer 2002 Ltd. Sec
Catastrophe Linked Nts.,
Series 2002, Cl. A-A,
8.49%, 6/15/06 1,7                                     250,000          254,995
--------------------------------------------------------------------------------
UBS AG:
Israel (State of) Shekel
Linked Nts., 7.50%, 4/5/14 [ILS]                     4,792,700        1,195,040
OAO Gazprom III Credit Nts.,
4.71%, 7/5/06                                        1,980,000        2,085,757
                                                                 ---------------
Total Structured Notes
(Cost $82,684,631)                                                   87,712,191

                                DATE    STRIKE       CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Brazilian Real Call 4        1/19/05    $ 2.80       1,175,000           10,575
--------------------------------------------------------------------------------
Turkish Lira Put 4            1/6/05      1.00       1,150,000              575
--------------------------------------------------------------------------------
U.S. Treasury Bonds,
5.375%, 2/15/31 Call 4       1/18/05   109.285%         35,720          125,598
                                                                 ---------------
Total Options Purchased (Cost $427,865)                                 136,748

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.0% 17
--------------------------------------------------------------------------------
Undivided interest of 5.96% in joint repurchase
agreement (Principal Amount/Value
$1,443,703,000, with a maturity value of
$1,443,962,867) with UBS Warburg LLC, 2.16%,
dated 12/31/04, to be repurchased at
$86,039,484 on 1/3/05, collateralized by
Federal National Mortgage Assn., 5%--6%,
4/1/34--10/1/34, with a value of
$1,474,609,071
(Cost $86,024,000)                                  86,024,000       86,024,000


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from
Securities Loaned)
(Cost $859,418,744)                                              $  906,044,631

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--1.7%
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING SECURITY--0.1%
Whitehawk CDO Funding
Corp., 2.56%, 3/15/05 18                         $   1,000,000        1,000,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.5% Undivided interest
of 5.96% in joint repurchase agreement
(Principal Amount/Value $155,205,723, with a
maturity value of $155,232,367) with Credit
Suisse First Boston LLC, 2.06%, dated
12/31/04, to be repurchased at $9,252,431 on
1/3/05, collateralized by AA Corporate
Bonds, 0%-15.73%, 1/1/06-7/16/44,
with a value of $158,312,640 18                      9,250,843        9,250,843
--------------------------------------------------------------------------------
Undivided interest of 0.39% in joint repurchase
agreement (Principal Amount/Value
$2,800,000,000, with a maturity value of
$2,800,550,669) with Nomura Securities, 2.36%,
dated 12/31/04, to be repurchased at $3,827,941
on 1/3/05, collateralized by U.S. Government
Mortgage Agencies, 2.58%-7.50%,
1/15/08-10/15/44, with a value of
$2,908,566,289 18                                    3,827,188        3,827,188
                                                                 ---------------
                                                                     13,078,031

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATES OF DEPOSIT--0.1%
Banco Bilbao Vizcaya NY,
2.248% Deposit Nts., 2/10/05 18                        799,967          799,967
                                                                 ---------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $14,877,998)                                                   14,877,998

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $874,296,742)                                      107.4%     920,922,629
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                              (7.4)     (63,302,323)
                                                 -------------------------------
NET ASSETS                                               100.0%  $  857,620,306
                                                 ===============================


            29 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount, contracts and exercise price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP        Argentine Peso
AUD        Australian Dollar
BRR        Brazilian Real
CAD        Canadian Dollar
COP        Colombian Peso
DEM        German Mark
DKK        Danish Krone
DOP        Dominican Republic Peso
EUR        Euro
FRF        French Franc
GBP        British Pound Sterling
ILS        Israeli Shekel
JPY        Japanese Yen
MXN        Mexican Nuevo Peso
NGN        Nigeria Naira
NZD        New Zealand Dollar
PEN        Peruvian New Sol
PLZ        Polish Zloty
ROL        Romanian Leu
RUR        Russian Ruble
SEK        Swedish Krona
UAH        Ukraine Hryvnia
ZAR        South African Rand

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $26,847,365, which represents 3.13% of the Fund's net assets, of which $70,658 is considered restricted. See
Note 11 of Notes to Financial Statements.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,971,051 or 0.35% of the Fund's net assets as of December 31, 2004.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $78,866,795 or 9.20% of the Fund's net assets as of December 31, 2004.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,957,202. See Note 6 of Notes to Financial Statements.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

11. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                                   CONTRACTS         EXPIRATION     EXERCISE           PREMIUM          VALUE
                                               SUBJECT TO PUT             DATES        PRICE          RECEIVED     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
Brazilian Real (BRR)                                1,175,000           1/19/05        $2.65          $  1,792        $ 8,196
Turkish Lira (TRL)                                  1,150,000            1/6/05         1.00             3,565         11,499
                                                                                                      -----------------------
                                                                                                      $  5,357        $19,695
                                                                                                      =======================

12. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                    CONTRACTS        EXPIRATION     EXERCISE           PREMIUM          VALUE
                                              SUBJECT TO CALL              DATE         RATE          RECEIVED     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
New Zealand (Government of) Bonds, 7% 7/15/09             945NZD         3/7/05         5.95%NZD      $  2,661        $   444

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind.

15. Received as the result of issuer reorganization.

16. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

17. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

18. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 12 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            30 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $$86,024,000 in repurchase agreements)
(including securities loaned of $44,013,349) (cost $874,296,742)--see accompanying
statement of investments                                                                             $   920,922,629
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       2,055,902
---------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                          29,980,833
---------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                      3,540,592
---------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $12,465,550 sold on a when-issued basis or forward commitment)                12,692,922
Interest, dividends and principal paydowns                                                                10,583,665
Shares of beneficial interest sold                                                                         3,295,957
Futures margins                                                                                               33,583
Other                                                                                                          9,827
                                                                                                     ----------------
Total assets                                                                                             983,115,910

---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $96,882)                                                              96,964
---------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $8,018)--see accompanying statement of investments               20,139
---------------------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $94,462)                                                       70,869
---------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                44,858,831
---------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                      3,277,300
---------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                  1,458,503
---------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                                        73,731,367
Closed foreign currency contracts                                                                          1,588,757
Shares of beneficial interest redeemed                                                                       147,125
Distribution and service plan fees                                                                           133,244
Shareholder communications                                                                                    34,768
Trustees' compensation                                                                                        14,921
Transfer and shareholder servicing agent fees                                                                  1,705
Other                                                                                                         61,111
                                                                                                     ----------------
Total liabilities                                                                                        125,495,604

---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           $   857,620,306
                                                                                                     ================

---------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                           $       164,032
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               797,449,500
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                         39,051,911
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                           (24,499,421)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                         45,454,284
                                                                                                     ----------------
NET ASSETS                                                                                           $   857,620,306
                                                                                                     ================

---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $614,915,045 and 118,133,764 shares of beneficial interest outstanding)      $          5.21
---------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $242,705,261 and 45,898,401 shares of beneficial interest outstanding)       $          5.29

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            31 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                             $    35,831,510
---------------------------------------------------------------------------------------------------------------------
Fee income                                                                                                 1,811,978
---------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $7,565)                                                       150,977
---------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                        35,374
                                                                                                     ----------------
Total investment income                                                                                   37,829,839

---------------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------------
Management fees                                                                                            5,203,309
---------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                           373,995
---------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                            10,083
Service shares                                                                                                10,030
---------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                            42,334
Service shares                                                                                                 8,511
---------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                   92,792
---------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                        20,732
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         72,134
                                                                                                     ----------------
Total expenses                                                                                             5,833,920
Less reduction to custodian expenses                                                                         (21,553)
                                                                                                     ----------------
Net expenses                                                                                               5,812,367

---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                     32,017,472

---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                      2,526,920
Closing of futures contracts                                                                                  28,864
Closing and expiration of option contracts written                                                           484,456
Closing and expiration of swaption contracts                                                                (326,048)
Foreign currency transactions                                                                              4,604,115
Swap contracts                                                                                               293,602
                                                                                                     ----------------
Net realized gain                                                                                          7,611,909
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                               16,486,291
Translation of assets and liabilities denominated in foreign currencies                                    9,070,184
Futures contracts                                                                                             67,809
Option contracts                                                                                            (153,144)
Swaption contracts                                                                                            39,135
Swap contracts                                                                                              (502,851)
                                                                                                     ----------------
Net change in unrealized appreciation                                                                     25,007,424

---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $    64,636,805
                                                                                                     ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            32 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                   2004               2003
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $   32,017,472    $    28,077,622
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    7,611,909         13,639,276
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                25,007,424         41,999,716
                                                                                ----------------------------------
Net increase in net assets resulting from operations                                64,636,805         83,716,614

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                 (29,467,620)       (28,473,133)
Service shares                                                                      (5,049,740)          (842,251)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                  23,501,705        115,808,103
Service shares                                                                     152,771,336         66,753,974

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                     206,392,486        236,963,307
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                651,227,820        414,264,513
                                                                                ----------------------------------
End of period (including accumulated net investment income of $39,051,911
and $32,618,798, respectively)                                                  $  857,620,306    $   651,227,820
                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            33 | OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,                2004              2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $        5.05     $        4.57     $      4.62     $      4.69     $      4.97
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .22 1             .22             .29             .41             .41
Net realized and unrealized gain (loss)                     .20               .56             .03            (.19)           (.28)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .42               .78             .32             .22             .13
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.26)             (.30)           (.37)           (.29)           (.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $        5.21     $        5.05     $      4.57     $      4.62     $      4.69
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         8.67%            18.07%           7.44%           4.85%           2.63%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     614,915     $     571,445     $   406,126     $   351,686     $   304,562
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     584,878     $     472,213     $   374,519     $   330,711     $   289,923
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.50%             5.61%           6.89%           8.78%           9.23%
Total expenses                                             0.74%             0.75%           0.79%           0.79%           0.79%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 4             N/A 4          0.78%            N/A 4           N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      88% 5            117%             65%            104%            104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $959,649,113 and $973,488,511, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            34 | OPPENHEIMER STRATEGIC BOND FUND/VA

SERVICE SHARES  YEAR ENDED DECEMBER 31,                   2004           2003          2002        2001 1
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       5.13     $     4.67     $    4.73     $  4.64
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .19 2          .27           .03         .15
Net realized and unrealized gain (loss)                    .22            .49           .28        (.06)
                                                  -------------------------------------------------------
Total from investment operations                           .41            .76           .31         .09
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.25)          (.30)         (.37)         --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       5.29     $     5.13     $    4.67     $  4.73
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        8.43%         17.16%         7.03%       1.94%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    242,705     $   79,782     $   8,138     $     4
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    150,040     $   34,744     $   2,307     $     2
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     3.82%          4.57%         5.40%       8.17%
Total expenses                                            0.99%          1.02%         1.06%       0.92%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 5          N/A 5        1.03%        N/A 5
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     88% 6         117%           65%        104%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $959,649,113 and $973,488,511, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            35 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 10.2% of the Fund's net assets and resulted in unrealized cumulative gains of $5,027,560.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while


            36 | OPPENHEIMER STRATEGIC BOND FUND/VA
remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $73,731,367 of securities on a when-issued basis or forward commitment and sold $12,465,550 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $4,866,448, representing 0.57% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


            37 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED                  ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT       LONG-TERM                         LOSS   FOR FEDERAL INCOME
INCOME                    GAIN   CARRYFORWARD 1,2,3,4,5,6,7         TAX PURPOSES
--------------------------------------------------------------------------------
$40,140,664                $--                  $24,032,280          $44,353,647

1. As of December 31, 2004, the Fund had $21,566,899 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            -----------------------------
                            2007            $   4,546,599
                            2008                  253,735
                            2009                9,904,928
                            2010                6,861,637
                                            -------------
                            Total           $  21,566,899
                                            =============

2. As of December 31, 2004, the Fund had $478,895 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. The Fund had $1,979,188 of post-October foreign currency losses which were deferred.

4. The Fund had $1,918 of post-October passive foreign investment company losses which were deferred.

5. The Fund had $5,380 of straddle losses which were deferred.

6. During the fiscal year ended December 31, 2004, the Fund utilized $1,200,449 of capital loss carryforward to offset capital gains realized in that fiscal year.

7. During the fiscal year ended December 31, 2003, the Fund utilized $666,406 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

            INCREASE TO              INCREASE TO ACCUMULATED
            ACCUMULATED NET                NET REALIZED LOSS
            INVESTMENT INCOME                 ON INVESTMENTS
            ------------------------------------------------
            $8,933,001                            $8,933,001

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                              YEAR ENDED           YEAR ENDED
                                       DECEMBER 31, 2004    DECEMBER 31, 2003
            -----------------------------------------------------------------
            Distributions paid from:
            Ordinary income                  $34,517,360          $29,315,384


            38 | OPPENHEIMER STRATEGIC BOND FUND/VA

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities                  $  875,097,377
            Federal tax cost of other investments              (35,019,525)
                                                            ---------------
            Total federal tax cost                          $  840,077,852
                                                            ===============

            Gross unrealized appreciation                   $   61,496,783
            Gross unrealized depreciation                      (17,143,136)
                                                            ---------------
            Net unrealized appreciation                     $   44,353,647
                                                            ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.



--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            39 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                                                 SHARES           AMOUNT         SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                         24,003,073    $ 119,433,508     46,663,574    $ 222,213,838
Dividends and/or distributions reinvested     6,088,351       29,467,620      6,471,166       28,473,133
Redeemed                                    (25,208,632)    (125,399,423)   (28,764,717)    (134,878,868)
                                            -------------------------------------------------------------
Net increase                                  4,882,792    $  23,501,705     24,370,023    $ 115,808,103
                                            =============================================================

---------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                         31,450,838    $ 158,302,695     14,341,848    $  69,419,263
Dividends and/or distributions reinvested     1,026,369        5,049,740        187,166          842,251
Redeemed                                     (2,125,979)     (10,581,099)      (725,688)      (3,507,540)
                                            -------------------------------------------------------------
Net increase                                 30,351,228    $ 152,771,336     13,803,326    $  66,753,974
                                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended December 31, 2004, were $461,469,057 and $348,803,252, respectively. There were purchases of $188,816,133 and sales of $149,557,330 of U.S. government and government agency obligations for the year ended December 31, 2004. In addition, there were purchases of $959,649,113 and sales of $973,488,511 of To Be Announced (TBA) mortgage-related securities for the year ended December 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $20,075 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


            40 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                                         CONTRACT
                                                       EXPIRATION          AMOUNT      VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                        DATES          (000S)        DEC. 31, 2004   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                                       2/2/05           3,375ARP   $     1,135,426   $     34,140   $         --
Australian Dollar (AUD)                                   1/21/05           3,700AUD         2,895,042         98,582             --
Brazilian Real (BRR)                               1/24/05-1/5/10          16,613BRR         6,773,392        692,000             --
British Pound Sterling (GBP)                              1/21/05           1,500GBP         2,875,473             --         15,027
Chilean Peso (CLP)                                        1/21/05         544,448CLP           979,661         39,661             --
Columbian Peso (COP)                               1/7/05-1/24/05       4,071,671COP         1,727,121         27,903             --
Czech Koruna (CZK)                                        4/22/05          31,700CZK         1,419,803        154,814             --
Euro (EUR)                                          3/2/05-4/1/05           9,390EUR        12,773,224        233,897             --
Indian Rupee (INR)                               11/9/05-12/20/05          43,280INR           983,430         23,106             --
Japanese Yen (JPY)                                3/15/05-3/31/05       4,184,500JPY        41,064,379      1,867,755             --
Mexican Nuevo Peso (MXN)                                   1/6/05          10,620MXN           951,676            318             --
New Zealand Dollar (NZD)                                  1/21/05           3,970NZD         2,860,055         49,295             --
Russian Ruble (RUR)                                      10/27/05          28,475RUR         1,012,819         37,314             --
Slovakia Koruna (SKK)                             2/18/05-3/21/05          57,110SKK         2,001,271         93,090             --
South Korean Won (KRW)                                    2/23/05         518,170KRW           499,985         12,983             --
Swedish Krona (SEK)                                       2/16/05          23,690SEK         3,566,562        150,891             --
Turkish Lira (TRL)                                       12/18/07           1,166TRL         1,163,905             --          2,443
                                                                                                         ---------------------------
                                                                                                            3,515,749         17,470
                                                                                                         ---------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)                                    3/2/05           8,730AUD         6,810,313             --         81,851
Brazilian Real (BRR)                                       1/4/05             945BRR           355,262             --          5,355
British Pound Sterling (GBP)                        5/9/05-6/8/05           6,060GBP        11,544,808         24,843        425,528
Canadian Dollar (CAD)                                     2/24/05             330CAD           275,352             --         22,620
Columbian Peso (COP)                                      1/18/05       1,225,560COP           519,901             --          3,876
Euro (EUR)                                        2/18/05-6/08/05          37,815EUR        51,431,155             --      2,324,724
Japanese Yen (JPY)                                 1/20/05-6/8/05         955,800JPY         9,394,115             --        114,371
Norwegian Krone (NOK)                             1/20/05-2/16/05          38,300NOK         6,327,058             --        179,124
Swiss Franc (CHF)                                  1/20/05-4/1/05           7,590CHF         7,012,995             --         60,910
Turkish Lira (TRL)                                        6/21/05   1,760,669,590TRL         1,207,819             --         41,471
                                                                                                         ---------------------------
                                                                                                               24,843      3,259,830
                                                                                                         ---------------------------
Total unrealized appreciation and depreciation                                                           $  3,540,592   $  3,277,300
                                                                                                         ===========================


            41 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                       UNREALIZED
                                      EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                       DATES   CONTRACTS   DECEMBER 31, 2004   (DEPRECIATION)
--------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Japan (Government of) Bonds, 10 yr       3/10/05           1   $       1,350,249   $       (6,325)
NASDAQ 100 Index                         3/17/05          17           2,768,450           42,521
U.S. Long Bonds                          3/21/05         205          23,062,500           19,355
U.S. Treasury Nts., 10 yr                3/21/05         132          14,775,750           62,360
United Kingdom Long Gilt                 3/29/05           3             642,553            4,089
                                                                                   ---------------
                                                                                          122,000
                                                                                   ---------------
CONTRACTS TO SELL
CAC-40 10 Index                          3/18/05          22           1,144,556            2,698
DAX Index                                3/18/05           4             580,671           (1,326)
Euro-Bundesobligation                     3/8/05          13           2,095,514           13,355
FTSE 100 Index                           3/18/05          27           2,486,897          (31,159)
Japan (Government of) Bonds, 10 yr        3/9/05           5             675,222              927
Japan (Government of) Bonds, 10 yr       3/10/05           6           8,101,493            2,928
Nikkei 225 Index                         3/10/05          11           1,232,361          (72,997)
Standard & Poor's 500 Index              3/17/05          36          10,923,300         (157,363)
U.S. Long Bonds                          3/21/05         124          13,950,000          (29,185)
U.S. Treasury Nts., 2 yr                 3/31/05          70          14,671,563            4,242
U.S. Treasury Nts., 5 yr                 3/21/05         106          11,610,313          (63,909)
                                                                                   ---------------
                                                                                         (331,789)
                                                                                   ---------------
                                                                                   $     (209,789)
                                                                                   ===============


            42 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2004 was as follows:

                                                             CALL OPTIONS                    PUT OPTIONS
                                              ---------------------------    ----------------------------
                                                  PRINCIPAL/                     PRINCIPAL/
                                                   NUMBER OF    AMOUNT OF         NUMBER OF    AMOUNT OF
                                                   CONTRACTS     PREMIUMS         CONTRACTS     PREMIUMS
---------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2003        9,765,000    $ 128,130       744,000,000    $ 138,880
Options written                                2,225,002,170      165,903       722,325,000      105,898
Options closed or expired                     (2,231,511,225)    (253,965)   (1,464,000,000)    (239,421)
Options exercised                                 (3,255,000)     (37,407)               --           --
                                              -----------------------------------------------------------
Options outstanding as of December 31, 2004              945    $   2,661         2,325,000    $   5,357
                                              ===========================================================

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.


            43 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS Continued

During the year ended December 31, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                                         UNREALIZED
                                                     EXPIRATION       NOTIONAL     VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                                      DATES         AMOUNT   DECEMBER 31, 2004    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Citigroup Global Markets Ltd.,
Venezuela (Republic of) Credit Nts.                    11/20/09    $ 6,350,000   $        (257,398)   $     (257,398)
Deutsche Bank AG:
Export-Import Bank of Korea Credit Bonds                6/20/09        780,000             (10,452)          (10,452)
Korea Deposit Insurance Corp. Credit Bonds              6/20/09        780,000             (10,374)          (10,374)
Korea Development Bank Credit Bonds                     6/20/09        780,000             (10,140)          (10,140)
Korea Electric Power Corp. Credit Bonds                 6/20/09        780,000             (10,686)          (10,686)
Philippines (Republic of) 10 yr. Credit Bonds           7/25/13        930,000              26,435            26,435
Samsung Electronic Co. Ltd. Credit Bonds                6/20/09        780,000              (9,828)           (9,828)
United Mexican States Credit Bonds                      9/20/13      1,235,000             (80,794)          (80,794)
Venezuela (Republic of) Credit Bonds                   10/20/09      4,715,000            (311,128)         (311,128)
JPMorgan Chase Bank:
Export-Import Bank of Korea Credit Bonds                6/20/09        390,000              (8,522)           (8,522)
Jordan (Kingdom of) Credit Nts.                          6/6/06        250,000                (752)             (752)
Korea Deposit Insurance Corp. Credit Bonds              6/20/09        390,000              (8,374)           (8,374)
Korea Development Bank Credit Bonds                     6/20/09        390,000              (8,358)           (8,358)
Korea Electric Power Co. Credit Bonds                   6/20/09        390,000              (8,942)           (8,942)
Russian Federation Credit Bonds                         10/9/13        730,000             (41,855)          (41,855)
Samsung Electronics Co. Ltd. Credit Bonds               6/20/09        390,000              (8,457)           (8,457)
Lehman Brothers Special Financing, Inc.:
Brazil (Federal Republic of) Credit Bonds               8/20/09      3,000,000            (464,999)         (464,999)
Turkey (Republic of) Credit Bonds                      11/11/09      1,850,000              (7,189)           (7,189)
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Bonds               8/20/09      2,440,000            (377,069)         (377,069)
Hungary (Republic of) Credit Bonds                      12/2/13      1,880,000             (41,014)          (41,014)
Panama (Republic of) Credit Bonds                      11/20/14      1,730,000            (106,672)         (106,672)
Philippines (Republic of) Credit Bonds                  6/20/09      1,135,000             (17,102)          (17,102)
Philippines (Republic of) 5 yr. Credit Bonds            9/20/09        950,000              (5,696)           (5,696)
Venezuela (Republic of) Credit Bonds            8/20/06-2/20/14      5,050,000            (437,023)         (437,023)
UBS AG:
Brazil (Federal Republic of)
Credit Bonds                                           10/20/09        900,000             (65,111)          (65,111)
Russian Federation Credit Bonds                 11/2/14-11/5/14      3,825,000            (163,083)         (163,083)
Venezuela (Republic of) Credit Bonds            8/20/06-6/20/14      5,685,000            (798,858)         (798,858)
                                                                                                      ---------------
                                                                                                      $   (3,243,441)
                                                                                                      ===============

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


            44 | OPPENHEIMER STRATEGIC BOND FUND/VA

As of December 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                             FIXED RATE   FLOATING RATE
                                                PAID BY     RECEIVED BY                                    UNREALIZED
                            NOTIONAL        THE FUND AT     THE FUND AT      FLOATING   TERMINATION      APPRECIATION
SWAP COUNTERPARTY             AMOUNT      DEC. 31, 2004   DEC. 31, 2004    RATE INDEX         DATES    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG          74,350,000INR            4.88%           4.50%          IRS       1/15/09    $       66,467
                                                                          Three-Month
Deutsche Bank AG           3,185,000             3.1025            1.82    LIBOR flat        3/4/08            32,431
Deutsche Bank AG          55,240,000              2.585            1.04   90-day CPTW       8/19/09            (1,061)
                                                                          Three-Month
Deutsche Bank AG          10,000,000            2.27625            5.32     LIBOR BBA       5/12/14           582,127
                                                                            Six-Month
JPMorgan Chase Bank          880,000EUR           3.135            2.081   LIBOR flat       7/14/08           (13,503)
                                                                            Six-Month
JPMorgan Chase Bank      245,400,000HUF            9.13            7.00    LIBOR flat       7/14/08           (74,862)
                                                                               28 Day
JPMorgan Chase Bank       14,620,000MXN            9.10           10.88      MXN TIIE      11/16/14            16,172
                                                                          Three-Month
JPMorgan Chase Bank        6,625,000              3.052            1.86    LIBOR flat       3/10/08           111,767
                                                                          Three-Month
JPMorgan Chase Bank       50,000,000               2.21          4.0725     LIBOR BBA        5/6/09           417,937
                                                                          Three-Month
JPMorgan Chase Bank       35,000,000               1.70           4.985     LIBOR BBA        5/6/14         1,144,347
                                                                          Three-Month
JPMorgan Chase Bank       25,000,000               4.24            1.65         LIBOR       7/23/09          (648,784)
                                                                          Three-Month
JPMorgan Chase Bank        1,820,000               2.13            4.94     LIBOR BBA       4/30/14            55,137
Morgan Stanley Capital                                                    Three-Month
Services, Inc.            13,000,000               3.82            2.26    LIBOR flat      11/10/08           (27,411)
Morgan Stanley Capital                                                    Three-Month
Services, Inc.            22,000,000               2.32            1.71    LIBOR flat      11/10/05           124,174
                                                                                                       ---------------
                                                                                                       $    1,784,938
                                                                                                       ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

EUR         Euro
HUF         Hungarian Forint
INR         Indian Rupee
MXN         Mexican Nuevo Peso
BBA         British Bankers Association
CPTW        Bloomberg Taiwan Secondary Commercial Papers
IRS         India Swap Composites
LIBOR       London-Interbank Offered Rate
LIBOR BBA   London-Interbank Offered Rate British Bankers Association
TIIE        Interbank Equilibrium Interest Rate

--------------------------------------------------------------------------------
10. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.


            45 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. SWAPTION TRANSACTIONS Continued

Written swaption activity for the year ended December 31, 2004 was as follows:

                                                          CALL SWAPTIONS               PUT SWAPTIONS
                                                ------------------------    -------------------------
                                                   NOTIONAL    AMOUNT OF       NOTIONAL    AMOUNT OF
                                                     AMOUNT     PREMIUMS         AMOUNT     PREMIUMS
-----------------------------------------------------------------------------------------------------
Swaptions outstanding as of December 31, 2003            --    $      --      2,220,000    $  19,758
Swaptions written                                22,660,000      240,122     19,060,000       77,390
Swaptions closed or expired                     (15,990,000)    (174,120)   (10,820,000)     (48,930)
Swaptions exercised                                      --           --     (2,220,000)     (19,758)
                                                -----------------------------------------------------
Swaptions outstanding as of December 31, 2004     6,670,000    $  66,002      8,240,000    $  28,460
                                                =====================================================

As of December 31, 2004, the Fund had entered into the following swaption contracts:

                               NOTIONAL      EXPIRATION    EXERCISE        PREMIUM         VALUE
SWAPTIONS                        AMOUNT           DATES        RATE       RECEIVED    SEE NOTE 1
------------------------------------------------------------------------------------------------
British Pound Sterling Call   6,670,000GBP      3/29/05       4.792%GBP   $ 66,002    $   49,504
Deutsche Bank AG Put          8,240,000AUD       2/3/05       5.685%AUD     28,460        21,365
                                                                          ----------------------
                                                                          $ 94,462    $   70,869
                                                                          ======================

Notional amount and exercise price are denoted in the following currencies:

AUD         Australian Dollar
GBP         British Pound Sterling

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities and currency is as follows:

                                                            ACQUISITION                  VALUATION AS OF      UNREALIZED
SECURITY                                                          DATES        COST    DECEMBER 31, 2004    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares             1/4/01    $    840             $     --        $    840
Prandium, Inc.                                          3/19/99-9/25/02     284,000                  266         283,734

CURRENCY
Argentine Peso                                                  6/25/04      70,732               70,392             340

--------------------------------------------------------------------------------
12. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $44,013,349. Cash of $44,858,831 was received as collateral for the loans, of which $14,877,998 was invested in approved instruments.


            46 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
13. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            47 | OPPENHEIMER STRATEGIC BOND FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC BOND FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Bond Fund/VA as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


            48 | OPPENHEIMER STRATEGIC BOND FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.2583 and $0.2536 per share were paid to Non-service and Service shareholders, respectively, on March 15, 2004, all of which was designated as ordinary income for federal income tax purposes.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions should be multiplied by 0.16% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            49 | OPPENHEIMER STRATEGIC BOND FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE    NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
TRUSTEES                        EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                                REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Chairman of the Board           1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993),
of Trustees (since 2003)        Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great
and Trustee (since 1999)        Frontier Insurance (insurance agency) (since 1995), Ambassador Media Corporation and Broadway
Age: 67                         Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since
                                1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                                Foundation. Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January
                                1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1993)            funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards
Age: 73                         Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman
                                of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G.
                                Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a
                                Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company. Oversees 38
                                portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial Asset
Trustee (since 1999)            Management Corporation; President, Treasurer and a director (June 1989-April 1999) of Centennial
Age: 68                         Capital Corporation; Chief Executive Officer and a director of MultiSource Services, Inc. (March
                                1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000). Formerly
Trustee (since 1999)            Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 66                         company); a partner (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm); and
                                Chairman (July 1994-June 1998) of Price Waterhouse LLP Global Investment Management Industry
                                Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation); a
Trustee (since 1990)            director (since 1997) of Putnam Lovell Finance (finance company); a director (since June 2002) of
Age: 63                         UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R.
                                Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and
                                President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                Executive Officer and a director (until October 1995) of Oppenheimer Acquisition Corp., Shareholders
                                Services Inc. and Shareholder Financial Services, Inc. Oversees 38 portfolios in the
                                OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until October
Trustee (since 1996)            1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the Manager.
Age: 64                         Oversees 38 portfolios in the OppenheimerFunds complex.


            50 | OPPENHEIMER STRATEGIC BOND FUND/VA

BEVERLY L. HAMILTON,            Trustee of Monterey International Studies (an educational organization) (since February 2000); a
Trustee (since 2002)            director of The California Endowment (a philanthropic organization) (since April 2002) and of
Age: 58                         Community Hospital of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds Emerging Markets Growth Fund (since October 1991) (an investment company);
                                an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of Michigan.
                                Formerly, Trustee of MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services (April 1987-May 2004)
                                (investment companies); member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000)
                                of ARCO Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Chairman, Chief Executive Officer and Director of Steele Street State Bank (a commercial banking
Trustee (since 2002)            entity) (since August 2003); director of Colorado UpLIFT (a non-profit organization) (since 1986);
Age: 60                         trustee (since 2000) of the Gallagher Family Foundation (non-profit organization). Formerly,
                                Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,)
                                (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000), Jones
                                Knowledge, Inc. (a privately held company) (2001-July 2004) and U.S. Exploration, Inc. (oil and gas
                                exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund (since 1987)
Trustee (since 2000)            (both open-end investment companies) and the Springfield Library and Museum Association (since 1995)
Age: 62                         (museums) and the Community Music School of Springfield (music school) (since 1996); Trustee (since
                                1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since January
                                1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998-2003); Chairman (January
                                1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive
                                Vice President (January 1999-July 1999) of Peoples Heritage Financial Group, Inc. (commercial bank).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                     FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                                DEATH OR REMOVAL.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee           2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and
(since 2001)                    a director (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company)
Age: 55                         and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager);
                                Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial
                                Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July
                                2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation
                                and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                and OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President
                                (since February 1997) of Massachusetts Mutual Life Insurance Company (the Manager's parent company);
                                a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors
                                (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating
                                Officer (September 2000- June 2001) of the Manager; President and trustee (November 1999-November
                                2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999- August 2000) of C.M. Life Insurance Company; President,
                                Chief Executive Officer and director (September 1999- August 2000) of MML Bay State Life Insurance
                                Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.


            51 | OPPENHEIMER STRATEGIC BOND FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                        THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. STEINMETZ AND ZACK, TWO
                                WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS.
                                VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                                ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

ART STEINMETZ,                  Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management
Vice President and              Corporation (since March 2000); an officer of 4 portfolios in the OppenheimerFunds complex.
Portfolio Manager
(since 1993)
Age: 46

BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of HarbourView
Treasurer (since 1999)          Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Age: 45                         Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since
                                March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management, Inc. (since
                                November 2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since
                                June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                                Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation (March
                                1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                Operating Officer (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An
                                officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and              Manager; General Counsel and a director (since November 2001) of the Distributor; General Counsel
Secretary (since 2001)          (since November 2001) of Centennial Asset Management Corporation; Senior Vice President and General
Age: 56                         Counsel (since November 2001) of HarbourView Asset Management Corporation; Secretary and General
                                Counsel (since November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director
                                (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                and a director (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director (since
                                November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel
                                and a director (since November 2001) of Shareholder Financial Services, Inc., Shareholder Services,
                                Inc., OFI Private Investments, Inc. and OFI Trust Company; Vice President (since November 2001) of
                                OppenheimerFunds Legacy Program; Senior Vice President and General Counsel (since November 2001) of
                                OFI Institutional Asset Management, Inc.; a director since June 2003)of OppenheimerFunds (Asia)
                                Limited. Formerly Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager Assistant
                                Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services
                                Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd. (October 1997-November
                                2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice President
Vice President and              (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Chief Compliance Officer        Shareholder Services, Inc. Formerly (until February 2004) Vice President and Director of Internal
(since 2004)                    Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the OppenheimerFunds complex.
Age: 54

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


            52 | OPPENHEIMER STRATEGIC BOND FUND/VA

ITEM 2.  CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $19,000 in fiscal 2004 and $16,500 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

        NOT APPLICABLE

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)